UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-01241

Eaton Vance Growth Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

July 31

Date of Fiscal Year End

January 31, 2014

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance Hexavest Emerging Markets Equity Fund Semiannual Report January 31, 2014

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report January 31, 2014

Eaton Vance

Hexavest Emerging Markets Equity Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Officers and Trustees	22

Important Notices	23

Eaton Vance

Hexavest Emerging Markets Equity Fund

January 31, 2014

Performance1,2

Portfolio Managers Vital Proulx, CFA, Jean-René Adam, CFA, Jean-Benoit Leblanc, CFA and Jean-Pierre Couture, each of Hexavest Inc.

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	08/29/2012	08/29/2012	1.16%	–9.05%	—	–0.67%
Class A with 5.75% Maximum Sales Charge	—	—	–4.63	–14.28	—	–4.72
Class I at NAV	08/29/2012	08/29/2012	1.25	–8.85	—	–0.43
MSCI Emerging Markets Index	—	—	–0.33%	–10.17%	14.77%	0.96%

% Total Annual Operating Expense Ratios[3]					Class A	Class I
Gross					4.52%	4.27%
Net					1.78	1.53

Fund Profile

Equity Sector Allocation (% of net assets)4,5

Top 10 Holdings (% of net assets)5,6.

iShares MSCI South Korea Capped ETF	4.1%
Samsung Electronics Co., Ltd.	3.8
China Mobile, Ltd.	2.7
iShares India 50 ETF	2.6
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	2.6
E-Mini MSCI Emerging Markets Index Futures Contracts	2.4
America Movil SAB de CV, Series L	2.3
OAO Gazprom ADR	2.0
Hyundai Motor Co.	1.8
Fubon Financial Holding Co., Ltd.	1.7
Total	26.0%

Geographic Allocation (% of net assets)4,5,6

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to eatonvance.com.

2

Eaton Vance

Hexavest Emerging Markets Equity Fund

January 31, 2014

Endnotes and Additional Disclosures

[1]

MSCI Emerging Markets Index is an unmanaged index of emerging markets common stocks. MSCI indices are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 11/30/14. Without the reimbursement, performance would have been lower.

[4]

The Fund may obtain exposure to certain market segments through investments in Exchange-Traded Funds (ETFs). For purposes of the charts, the Fund’s investments in ETFs are included based on the portfolio composition of each ETF.

[5]	Includes the value of the notional amount of each futures contract.

[6]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

Hexavest Emerging Markets Equity Fund

January 31, 2014

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2013 – January 31, 2014).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (8/1/13)	Ending Account Value (1/31/14)	Expenses Paid During Period* (8/1/13 – 1/31/14)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,011.60	$8.87	**	1.75%
Class I	$1,000.00	$1,012.50	$7.61	**	1.50%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,016.40	$8.89	**	1.75%
Class I	$1,000.00	$1,017.60	$7.63	**	1.50%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2013.

**	Absent an allocation of certain expenses to affiliates, expenses would be higher.

4

Eaton Vance

Hexavest Emerging Markets Equity Fund

January 31, 2014

Portfolio of Investments (Unaudited)

Common Stocks — 86.0%

Security	Shares	Value

Brazil — 9.8%
Ambev SA	12,000	$79,630
BRF-Brasil Foods SA ADR	1,561	27,599
Cia Energetica de Minas Gerais SA ADR	4,349	25,095
Cia Paranaense de Energia-Copel, PFC Shares	972	11,159
Itau Unibanco Holding SA ADR, PFC Shares	6,967	85,276
Itausa-Investimentos Itau SA, PFC Shares	13,800	47,888
Petroleo Brasileiro SA	10,900	61,474
Petroleo Brasileiro SA ADR	2,609	31,047
Souza Cruz SA	2,600	22,758
Telefonica Brasil SA, PFC Shares	2,478	46,880
Tractebel Energia SA	3,276	46,824
Vale SA, PFC Shares	6,048	74,818

		$560,448

Chile — 3.6%
Cencosud SA	23,856	$67,359
Empresa Nacional de Electricidad SA ADR	922	35,571
Empresas Copec SA	2,766	31,492
Enersis SA ADR	5,179	68,725

		$203,147

China — 17.5%
Bank of China, Ltd., Class H	128,000	$54,026
Belle International Holdings, Ltd.	22,000	23,907
China Construction Bank Corp., Class H	110,000	76,202
China Life Insurance Co., Ltd., Class H	28,000	76,212
China Merchants Bank Co., Ltd., Class H	13,000	22,898
China Mobile, Ltd.	16,452	157,096
China Petroleum & Chemical Corp., Class H	78,000	61,512
China Resources Enterprise, Ltd.	8,000	23,799
China Shenhua Energy Co., Ltd., Class H	23,000	59,035
China Telecom Corp., Ltd., Class H	90,000	41,008
China Unicom (Hong Kong), Ltd.	46,000	59,862
CNOOC, Ltd.	27,000	41,940
Guangdong Investment, Ltd.	28,000	25,828
Hengan International Group Co., Ltd.	6,000	64,776
Industrial & Commercial Bank of China, Ltd., Class H	103,000	63,638
Ping An Insurance (Group) Co. of China, Ltd., Class H	9,000	72,679
Tencent Holdings, Ltd.	500	35,023
Want Want China Holdings, Ltd.	31,000	41,740

		$1,001,181

Security	Shares	Value

India — 4.0%
Dr. Reddy’s Laboratories, Ltd. ADR	1,099	$45,850
HDFC Bank, Ltd. ADR	1,902	59,513
Infosys, Ltd. ADR	1,510	88,456
Reliance Industries, Ltd. GDR(1)	1,272	33,454

		$227,273

Indonesia — 0.7%
Astra International Tbk PT	70,000	$36,830

		$36,830

Malaysia — 3.2%
Genting Bhd	15,900	$49,481
Genting Bhd ADR	1,513	23,452
IOI Corp. Bhd	47,900	59,810
IOI Properties Group Bhd(2)	5,366	4,329
Tenaga Nasional Bhd ADR	3,412	48,124

		$185,196

Mexico — 5.8%
America Movil SAB de CV, Series L	125,137	$133,427
Coca-Cola Femsa SAB de CV, Series L	1,000	10,624
Fomento Economico Mexicano SAB de CV, Series UBD	5,374	48,609
Grupo Mexico SAB de CV, Series B	8,600	27,702
Grupo Televisa SAB, Series CPO	9,142	53,113
Wal-Mart de Mexico SAB de CV, Series V	25,100	60,038

		$333,513

Peru — 0.9%
Cia de Minas Buenaventura SA ADR	816	$10,118
Southern Copper Corp.	1,445	40,431

		$50,549

Poland — 2.9%
KGHM Polska Miedz SA	1,819	$63,050
Polska Grupa Energetyczna SA	6,062	31,676
Powszechna Kasa Oszczednosci Bank Polski SA	5,533	71,511

		$166,237

Russia — 4.2%
LUKOIL OAO ADR	1,114	$63,498
Mobile TeleSystems ADR	1,606	27,704
OAO Gazprom ADR	13,583	112,875
Sberbank of Russia ADR	3,359	36,344

		$240,421

5	See Notes to Financial Statements.

Eaton Vance

Hexavest Emerging Markets Equity Fund

January 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

South Africa — 3.6%
AngloGold Ashanti, Ltd.	604	$8,796
Bidvest Group, Ltd.	614	13,736
Gold Fields, Ltd.	1,166	4,042
MTN Group, Ltd.	4,907	87,626
Sasol, Ltd.	1,230	59,182
Standard Bank Group, Ltd.	2,948	31,153

		$204,535

South Korea — 19.4%
Amorepacific Corp.	17	$15,979
Celltrion, Inc.	338	14,167
E-Mart Co., Ltd.	158	38,083
Hana Financial Group, Inc.	2,220	84,004
Hyundai Heavy Industries Co., Ltd.	139	28,729
Hyundai Mobis	152	43,534
Hyundai Motor Co.	483	104,823
KB Financial Group, Inc. ADR	903	30,296
Korea Electric Power Corp. ADR(2)	3,283	53,546
KT&G Corp.	805	56,539
LG Chem, Ltd.	164	39,286
LG Corp.	859	45,682
LG Electronics, Inc.	323	19,669
LG Household & Health Care, Ltd.	117	51,805
NCsoft Corp.	155	28,493
POSCO	184	51,152
Samsung C&T Corp.	463	25,180
Samsung Electronics Co., Ltd.	182	215,526
Samsung Engineering Co., Ltd.	135	8,995
Samsung Fire & Marine Insurance Co., Ltd.	278	64,173
Shinhan Financial Group Co., Ltd. ADR	1,374	56,870
Shinsegae Co., Ltd.	72	15,373
SK Telecom Co., Ltd. ADR	820	17,991

		$1,109,895

Taiwan — 10.4%
Cathay Financial Holding Co., Ltd.	57,110	$85,882
Cathay Financial Holding Co., Ltd. GDR(1)	386	5,816
Chunghwa Telecom Co., Ltd. ADR	2,333	68,590
Far Eastern New Century Corp.	55,406	57,133
Formosa Plastics Corp.	16,000	41,090
Fubon Financial Holding Co., Ltd.	67,000	94,521
Hon Hai Precision Industry Co., Ltd. GDR(3)	7,958	42,973
Taiwan Mobile Co., Ltd.	18,000	52,816

Security	Shares	Value

Taiwan (continued)
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	8,757	$148,169

		$596,990

Total Common Stocks (identified cost $5,089,731)		$4,916,215

Exchange-Traded Funds — 6.7%

Security	Shares	Value

Equity Funds — 6.7%
iShares India 50 ETF	6,891	$152,016
iShares MSCI South Korea Capped ETF	3,958	233,680

		$385,696

Total Exchange-Traded Funds (identified cost $392,609)		$385,696

Short-Term Investments — 2.7%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.13%(4)	$154	$153,814

Total Short-Term Investments (identified cost $153,814)		$153,814

Total Investments — 95.4% (identified cost $5,636,154)		$5,455,725

Other Assets, Less Liabilities — 4.6%		$262,074

Net Assets — 100.0%		$5,717,799

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	–	American Depositary Receipt
GDR	–	Global Depositary Receipt
PFC Shares	–	Preference Shares

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At January 31, 2014, the aggregate value of these securities is $39,270 or 0.7% of the Fund’s net assets.

(2)	Non-income producing security.

(3)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction

6	See Notes to Financial Statements.

Eaton Vance

Hexavest Emerging Markets Equity Fund

January 31, 2014

Portfolio of Investments (Unaudited) — continued

not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2014, the aggregate value of these securities is $42,973 or 0.8% of the Fund’s net assets.

(4)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2014.

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	19.6%	$1,123,231
Telecommunication Services	12.1	693,000
Consumer Staples	11.7	669,148
Information Technology	9.8	558,640
Energy	9.7	555,509
Exchange-Traded Funds	6.7	385,696
Consumer Discretionary	6.5	370,182
Materials	6.3	360,485
Utilities	6.1	346,548
Industrials	3.1	179,455
Health Care	1.1	60,017
Short-Term Investments	2.7	153,814

Total Investments	95.4%	$5,455,725

7	See Notes to Financial Statements.

Eaton Vance

Hexavest Emerging Markets Equity Fund

January 31, 2014

Statement of Assets and Liabilities (Unaudited)

Assets	January 31, 2014
Unaffiliated investments, at value (identified cost, $5,482,340)	$5,301,911
Affiliated investment, at value (identified cost, $153,814)	153,814
Cash	25,354
Restricted cash*	10,332
Foreign currency, at value (identified cost, $201,680)	192,494
Dividends receivable	8,863
Interest receivable from affiliated investment	9
Receivable for investments sold	146,388
Receivable for Fund shares sold	4,124
Receivable for variation margin on open financial futures contracts	255
Receivable for open forward foreign currency exchange contracts	27,896
Total assets	$5,871,440

Liabilities
Payable for investments purchased	$99,549
Payable for open forward foreign currency exchange contracts	11,891
Payable to affiliates:
Investment adviser and administration fee	5,044
Distribution and service fees	81
Other	387
Accrued expenses	36,689
Total liabilities	$153,641
Net Assets	$5,717,799

Sources of Net Assets
Paid-in capital	$5,895,171
Accumulated distributions in excess of net realized gain	(29,367)
Accumulated undistributed net investment income	36,679
Net unrealized depreciation	(184,684)
Net Assets	$5,717,799

Class A Shares
Net Assets	$358,352
Shares Outstanding	36,922
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.71
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$10.30

Class I Shares
Net Assets	$5,359,447
Shares Outstanding	550,356
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.74

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Represents restricted cash on deposit at the broker for open financial futures contracts.

8	See Notes to Financial Statements.

Eaton Vance

Hexavest Emerging Markets Equity Fund

January 31, 2014

Statement of Operations (Unaudited)

Investment Income	Six Months Ended January 31, 2014
Dividends (net of foreign taxes, $9,010)	$54,195
Interest allocated from affiliated investment	90
Expenses allocated from affiliated investment	(11)
Total investment income	$54,274

Expenses
Investment adviser and administration fee	$29,541
Distribution and service fees
Class A	371
Trustees’ fees and expenses	380
Custodian fee	23,999
Transfer and dividend disbursing agent fees	576
Legal and accounting services	19,005
Printing and postage	4,431
Registration fees	16,805
Miscellaneous	5,989
Total expenses	$101,097
Deduct —
Allocation of expenses to affiliates	$56,390
Total expense reductions	$56,390

Net expenses	$44,707

Net investment income	$9,567

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$135,003
Investment transactions allocated from affiliated investment	1
Financial futures contracts	(3,101)
Foreign currency and forward foreign currency exchange contract transactions	(80,972)
Net realized gain	$50,931
Change in unrealized appreciation (depreciation) —
Investments	$(34,827)
Financial futures contracts	(10,960)
Foreign currency and forward foreign currency exchange contracts	29,013
Net change in unrealized appreciation (depreciation)	$(16,774)

Net realized and unrealized gain	$34,157

Net increase in net assets from operations	$43,724

9	See Notes to Financial Statements.

Eaton Vance

Hexavest Emerging Markets Equity Fund

January 31, 2014

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended January 31, 2014 (Unaudited)	Period Ended July 31, 2013(1)
From operations —
Net investment income	$9,567	$46,725
Net realized gain (loss) from investment transactions, financial futures contracts, and foreign currency and forward foreign currency exchange contract transactions	50,931	(2,115)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts, foreign currency and forward foreign currency exchange contracts	(16,774)	(167,910)
Net increase (decrease) in net assets from operations	$43,724	$(123,300)
Distributions to shareholders —
From net investment income
Class A	$—	$(157)
Class I	—	(27,946)
From net realized gain
Class A	(4,403)	(79)
Class I	(65,732)	(13,098)
Total distributions to shareholders	$(70,135)	$(41,280)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$227,801	$192,836
Class I	210,368	5,441,779
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	4,283	158
Class I	5,802	77
Cost of shares redeemed
Class A	(47,335)	(885)
Class I	(42,176)	(83,918)
Net increase in net assets from Fund share transactions	$358,743	$5,550,047

Net increase in net assets	$332,332	$5,385,467

Net Assets
At beginning of period	$5,385,467	$—
At end of period	$5,717,799	$5,385,467

Accumulated undistributed net investment income included in net assets
At end of period	$36,679	$27,112

(1)	For the period from the start of business, August 29, 2012, to July 31, 2013.

10	See Notes to Financial Statements.

Eaton Vance

Hexavest Emerging Markets Equity Fund

January 31, 2014

Financial Highlights

	Class A
	Six Months Ended January 31, 2014 (Unaudited)		Period Ended July 31, 2013(1)
Net asset value — Beginning of period	$9.720		$10.000

Income (Loss) From Operations
Net investment income(2)	$0.000	(3)	$0.123
Net realized and unrealized gain (loss)	0.110		(0.325)

Total income (loss) from operations	$0.110		$(0.202)

Less Distributions
From net investment income	$—		$(0.052)
From net realized gain	(0.120)		(0.026)

Total distributions	$(0.120)		$(0.078)

Net asset value — End of period	$9.710		$9.720

Total Return(4)	1.16	%(5)	(2.09	)%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$358		$186
Ratios (as a percentage of average daily net assets):
Expenses(6)	1.75	%(7)	1.75	%(7)
Net investment income	0.01	%(7)	1.32	%(7)
Portfolio Turnover	36	%(5)	52	%(5)

(1)	For the period from the start of business, August 29, 2012, to July 31, 2013.

(2)	Computed using average shares outstanding.

(3)	Amount is less than $0.0005.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)

The investment advisor, sub-adviser and administrator reimbursed certain operating expenses (equal to 1.91% and 2.74% of average daily net assets for the six months ended January 31, 2014 and the period from the start of business, August 29, 2012, to July 31, 2013, respectively). Absent this reimbursement, total return would be lower.

(7)	Annualized.

11	See Notes to Financial Statements.

Eaton Vance

Hexavest Emerging Markets Equity Fund

January 31, 2014

Financial Highlights — continued

	Class I
	Six Months Ended January 31, 2014 (Unaudited)		Period Ended July 31, 2013(1)
Net asset value — Beginning of period	$9.740		$10.000

Income (Loss) From Operations
Net investment income(2)	$0.018		$0.089
Net realized and unrealized gain (loss)	0.102		(0.267)

Total income (loss) from operations	$0.120		$(0.178)

Less Distributions
From net investment income	$—		$(0.056)
From net realized gain	(0.120)		(0.026)

Total distributions	$(0.120)		$(0.082)

Net asset value — End of period	$9.740		$9.740

Total Return(3)	1.25	%(4)	(1.85	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$5,359		$5,199
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.50	%(6)	1.50	%(6)
Net investment income	0.34	%(6)	0.94	%(6)
Portfolio Turnover	36	%(4)	52	%(4)

(1)	For the period from the start of business, August 29, 2012, to July 31, 2013.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)

The investment advisor, sub-adviser and administrator reimbursed certain operating expenses (equal to 1.91% and 2.74% of average daily net assets for the six months ended January 31, 2014 and the period from the start of business, August 29, 2012, to July 31, 2013, respectively). Absent this reimbursement, total return would be lower.

(6)	Annualized.

12	See Notes to Financial Statements.

Eaton Vance

Hexavest Emerging Markets Equity Fund

January 31, 2014

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Hexavest Emerging Markets Equity Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is long-term capital appreciation. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Debt Obligations. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

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Hexavest Emerging Markets Equity Fund

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Notes to Financial Statements (Unaudited) — continued

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At July 31, 2013, the Fund had a net capital loss of $9,965 attributable to security transactions incurred after October 31, 2012 that it has elected to defer. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending July 31, 2014.

As of January 31, 2014, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

J  Financial Futures Contracts — Upon entering into a financial futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

K  Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

L  Interim Financial Statements — The interim financial statements relating to January 31, 2014 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the

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Hexavest Emerging Markets Equity Fund

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Notes to Financial Statements (Unaudited) — continued

same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 1.00% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the six months ended January 31, 2014, the investment adviser and administration fee amounted to $29,541 or 1.00% (annualized) of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Hexavest Inc. (Hexavest), an affiliate of EVM and a registered investment adviser. EVM pays Hexavest a portion of its advisory and administration fee for sub-advisory services provided to the Fund. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM and Hexavest have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.75% and 1.50% of the Fund’s average daily net assets for Class A and Class I, respectively. This agreement may be changed or terminated after November 30, 2014. Pursuant to this agreement, EVM and Hexavest were allocated $56,390 in total of the Fund’s operating expenses for the six months ended January 31, 2014.

EVM provides sub-transfer agency services to the Fund and receives a fee based upon the actual expenses it incurs in the performance of these services. For the six months ended January 31, 2014, EVM earned $84 in sub-transfer agent fees, which are included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $282 as its portion of the sales charge on sales of Class A shares for the six months ended January 31, 2014. EVD also received distribution and services fees from Class A shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended January 31, 2014, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plan

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended January 31, 2014 amounted to $371 for Class A shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Contingent Deferred Sales Charges

Class A shares may be subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended January 31, 2014, the Fund was informed that EVD received $34 of CDSCs paid by Class A shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $2,014,300 and $1,957,208, respectively, for the six months ended January 31, 2014.

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Hexavest Emerging Markets Equity Fund

January 31, 2014

Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended January 31, 2014 (Unaudited)	Period Ended July 31, 2013(1)

Sales	21,824	19,244
Issued to shareholders electing to receive payments of distributions in Fund shares	412	15
Redemptions	(4,485)	(88)

Net increase	17,751	19,171

Class I	Six Months Ended January 31, 2014 (Unaudited)	Period Ended July 31, 2013(1)

Sales	19,982	542,306
Issued to shareholders electing to receive payments of distributions in Fund shares	556	7
Redemptions	(4,026)	(8,469)

Net increase	16,512	533,844

(1)	For the period from the start of business, August 29, 2012, to July 31, 2013.

At January 31, 2014, EVM owned 85.3% of the value of the outstanding shares of the Fund.

8  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at January 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$5,636,352

Gross unrealized appreciation	$276,588
Gross unrealized depreciation	(457,215)

Net unrealized depreciation	$(180,627)

9  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

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Hexavest Emerging Markets Equity Fund

January 31, 2014

Notes to Financial Statements (Unaudited) — continued

A summary of obligations under these financial instruments at January 31, 2014 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

3/19/14	Canadian Dollar 25,558	United States Dollar 23,954	State Street Trust Company Canada	$1,030	$—	$1,030

3/19/14	Czech Koruna 588,000	United States Dollar 29,184	State Street Trust Company Canada	374	—	374

3/19/14	Hong Kong Dollar 732,000	United States Dollar 94,402	State Street Trust Company Canada	109	—	109

3/19/14	Hong Kong Dollar 344,246	United States Dollar 44,343	State Street Trust Company Canada	—	(1)	(1)

3/19/14	Mexican Peso 270,696	United States Dollar 20,916	State Street Trust Company Canada	744	—	744

3/19/14	Polish Zloty 243,071	United States Dollar 79,205	State Street Trust Company Canada	2,309	—	2,309

3/19/14	Polish Zloty 100,000	United States Dollar 32,508	State Street Trust Company Canada	874	—	874

3/19/14	South African Rand 23,778	United States Dollar 2,258	State Street Trust Company Canada	132	—	132

3/19/14	United States Dollar 42,692	Czech Koruna 854,000	State Street Trust Company Canada	—	(849)	(849)

3/19/14	United States Dollar 9,835	Hong Kong Dollar 76,246	State Street Trust Company Canada	—	(14)	(14)

3/19/14	United States Dollar 128,924	Hong Kong Dollar 1,000,000	State Street Trust Company Canada	—	(109)	(109)

3/19/14	United States Dollar 22,584	Hungarian Forint 5,000,000	State Street Trust Company Canada	—	(1,053)	(1,053)

3/19/14	United States Dollar 40,379	Polish Zloty 125,000	State Street Trust Company Canada	—	(835)	(835)

3/26/14	Brazilian Real 77,000	United States Dollar 32,110	State Street Trust Company Canada	629	—	629

3/26/14	Chilean Peso 84,936,300	United States Dollar 159,236	State Street Trust Company Canada	7,231	—	7,231

3/26/14	Chilean Peso 35,282,000	United States Dollar 66,432	State Street Trust Company Canada	3,290	—	3,290

3/26/14	Indian Rupee 4,000,000	United States Dollar 63,211	State Street Trust Company Canada	112	—	112

3/26/14	Indonesian Rupiah 503,279,076	United States Dollar 41,645	State Street Trust Company Canada	785	—	785

3/26/14	New Taiwan Dollar 539,029	United States Dollar 18,291	State Street Trust Company Canada	470	—	470

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Hexavest Emerging Markets Equity Fund

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Notes to Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

3/26/14	South Korean Won 559,274,372	United States Dollar 528,275	State Street Trust Company Canada	$7,382	$—	$7,382

3/26/14	South Korean Won 106,178,000	United States Dollar 100,158	State Street Trust Company Canada	1,267	—	1,267

3/26/14	United States Dollar 38,121	Brazilian Real 92,100	State Street Trust Company Canada	—	(466)	(466)

3/26/14	United States Dollar 91,243	Brazilian Real 216,364	State Street Trust Company Canada	—	(2,782)	(2,782)

3/26/14	United States Dollar 6,262	Chilean Peso 3,450,000	State Street Trust Company Canada	—	(88)	(88)

3/26/14	United States Dollar 9,310	Chilean Peso 5,146,000	State Street Trust Company Canada	—	(100)	(100)

3/26/14	United States Dollar 5,929	Chilean Peso 3,166,000	State Street Trust Company Canada	—	(263)	(263)

3/26/14	United States Dollar 209,596	Indian Rupee 13,222,990	State Street Trust Company Canada	—	(1,006)	(1,006)

3/26/14	United States Dollar 145,060	Indonesian Rupiah 1,745,944,000	State Street Trust Company Canada	—	(3,311)	(3,311)

3/26/14	United States Dollar 11,500	Malaysian Ringgit 37,338	State Street Trust Company Canada	—	(376)	(376)

3/26/14	United States Dollar 28,553	New Taiwan Dollar 866,000	State Street Trust Company Canada	79	—	79

3/26/14	United States Dollar 75,589	Russian Ruble 2,680,000	State Street Trust Company Canada	—	(143)	(143)

3/26/14	United States Dollar 5,200	Russian Ruble 173,800	State Street Trust Company Canada	—	(308)	(308)

3/26/14	United States Dollar 171,069	Yuan Renminbi 1,044,000	State Street Trust Company Canada	1,079	—	1,079
3/26/14	Yuan Renminbi 235,000	United States Dollar 38,563	State Street Trust Company Canada	—	(187)	(187)

				$27,896	$(11,891)	$16,005

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation

3/14	3 E-Mini MSCI Emerging Markets Index	Long	$149,755	$138,795	$(10,960)

					$(10,960)

At January 31, 2014, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

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Notes to Financial Statements (Unaudited) — continued

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Equity Price Risk:  The Fund enters into equity index futures contracts to enhance return.

Foreign Exchange Risk:  The Fund enters into forward foreign currency exchange contracts to enhance return.

The Fund enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At January 31, 2014, the fair value of derivatives with credit-related contingent features in a net liability position was $11,891.

The over-the-counter (OTC) derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative counterparty. The ISDA Master Agreement is a bilateral agreement between the Fund and the counterparty that governs certain OTC derivatives and contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the ISDA Master Agreement. Under the ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. The ISDA Master Agreement allows the counterparty to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreement, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.

The collateral requirements for derivatives traded under the ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under the ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to the counterparty is subject to a minimum transfer threshold amount before a transfer is required. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by the counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Portfolio of Investments.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2014 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative		Liability Derivative

Equity Price	Futures contracts	$—		$(10,960	)(1)
Foreign Exchange	Forward foreign currency exchange contracts	$27,896	(2)	$(11,891	)(3)

Total		$27,896		$(22,851)

Derivatives not subject to master netting or similar agreements		$—		$(10,960)

Total Derivatives subject to master netting or similar agreements		$27,896		$(11,891)

(1)

Amount represents cumulative unrealized depreciation on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

(2)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized depreciation.

(3)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized depreciation.

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Hexavest Emerging Markets Equity Fund

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Notes to Financial Statements (Unaudited) — continued

During the current reporting period, the Fund adopted the new disclosure requirements for offsetting assets and liabilities, pursuant to which an entity is required to disclose both gross and net information for assets and liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions that are eligible for offset or subject to an enforceable master netting or similar agreement. The Fund’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Fund’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for assets and pledged by the Fund for liabilities as of January 31, 2014.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

State Street Trust Company Canada	$27,896	$(11,891)	$ —	$ —	$16,005

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

State Street Trust Company Canada	$(11,891)	$11,891	$ —	$ —	$—

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended January 31, 2014 was as follows:

Risk	Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Equity Price	Futures contracts	$(3,101)	$(10,960)
Foreign Exchange	Forward foreign currency exchange contracts	(80,078)	37,133

Total		$(83,179)	$26,173

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts and Foreign currency and forward foreign currency exchange contract transactions, respectively.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts and Foreign currency and forward foreign currency exchange contracts, respectively.

The average notional amounts of futures contracts and forward foreign currency exchange contracts outstanding during the six months ended January 31, 2014, which are indicative of the volume of these derivative types, were approximately $56,000 and $2,133,000, respectively.

10  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended January 31, 2014.

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Hexavest Emerging Markets Equity Fund

January 31, 2014

Notes to Financial Statements (Unaudited) — continued

11  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

12  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2014, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks
Asia/Pacific	$673,489	$2,483,876	$—	$3,157,365
Emerging Europe	240,421	166,237	—	406,658
Latin America	657,375	490,282	—	1,147,657
Middle East/Africa	—	204,535	—	204,535

Total Common Stocks	$1,571,285	$3,344,930 *	$—	$4,916,215

Exchange-Traded Funds	$385,696	$—	$—	$385,696
Short-Term Investments	—	153,814	—	153,814

Total Investments	$1,956,981	$3,498,744	$—	$5,455,725

Forward Foreign Currency Exchange Contracts	$—	$27,896	$—	$27,896

Total	$1,956,981	$3,526,640	$—	$5,483,621

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(11,891)	$—	$(11,891)
Futures Contracts	(10,960)	—	—	(10,960)

Total	$(10,960)	$(11,891)	$—	$(22,851)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of July 31, 2013 whose fair value was determined using Level 3 inputs. At January 31, 2014, the value of investments transferred between Level 1 and Level 2 during the six months then ended was not significant.

21

Eaton Vance

Hexavest Emerging Markets Equity Fund

January 31, 2014

Officers and Trustees

Officers of Eaton Vance Hexavest Emerging Markets Equity Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief

Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Hexavest Emerging Markets Equity Fund

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Allen R. Freedman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Lynn A. Stout

Harriett Tee Taggart

*	Interested Trustee

22

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

23

This Page Intentionally Left Blank

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Sub-Adviser

Hexavest Inc.

1250 René Lévesque Blvd. West, Suite 4200

Montréal, Québec

Canada   H3B 4W8

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Asset Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

7793 1.31.14

Eaton Vance Hexavest Global Equity Fund Semiannual Report January 31, 2014

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report January 31, 2014

Eaton Vance

Hexavest Global Equity Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Officers and Trustees	26

Important Notices	27

Eaton Vance

Hexavest Global Equity Fund

January 31, 2014

Performance1,2

Portfolio Managers Vital Proulx, CFA, Jean-René Adam, CFA, Jean-Pierre Couture, Marc Christopher Lavoie, CFA, Denis Rivest, CFA and Frédéric Imbeault, CFA, each of Hexavest Inc.

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	08/29/2012	08/29/2012	3.81%	13.03%	—	13.52%
Class A with 5.75% Maximum Sales Charge	—	—	–2.20	6.52	—	8.90
Class I at NAV	08/29/2012	08/29/2012	3.91	13.33	—	13.81
MSCI World Index	—	—	6.88%	16.07%	16.26%	18.96%

% Total Annual Operating Expense Ratios[3]					Class A	Class I
Gross					1.68%	1.43%
Net					1.47	1.22

Fund Profile

Equity Sector Allocation (% of net assets)4,5

Top 10 Holdings (% of net assets)5,6

Exxon Mobil Corp.	2.3%
Microsoft Corp.	1.8
Nikkel 225 Index Futures Contract	1.8
Wal-Mart Stores, Inc.	1.6
Procter & Gamble Co.	1.6
Johnson & Johnson	1.5
Pfizer, Inc.	1.5
Apple, Inc.	1.5
Chevron Corp.	1.5
E-Mini S&P 500 Index Futures Contracts	1.5
Total	16.6%

Geographic Allocation (% of net assets)4,5,6

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to eatonvance.com.

2

Eaton Vance

Hexavest Global Equity Fund

January 31, 2014

Endnotes and Additional Disclosures

[1]

MSCI World Index is an unmanaged index of equity securities in the developed markets. MSCI indices are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 11/30/14. Without the reimbursement, performance would have been lower.

[4]

The Fund may obtain exposure to certain market segments through investments in Exchange-Traded Funds (ETFs). For purposes of the charts, the Fund’s investments in ETFs are included based on the portfolio composition of each ETF.

[5]	Includes the value of the notional amount of each futures contract.

[6]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

Hexavest Global Equity Fund

January 31, 2014

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2013 – January 31, 2014).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (8/1/13)	Ending Account Value (1/31/14)	Expenses Paid During Period* (8/1/13 – 1/31/14)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,038.10	$7.04	1.37%
Class I	$1,000.00	$1,039.10	$5.76	1.12%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.30	$6.97	1.37%
Class I	$1,000.00	$1,019.60	$5.70	1.12%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2013.

4

Eaton Vance

Hexavest Global Equity Fund

January 31, 2014

Portfolio of Investments (Unaudited)

Common Stocks — 86.1%

Security	Shares	Value

Aerospace & Defense — 1.6%
Lockheed Martin Corp.	4,079	$615,562
Northrop Grumman Corp.	4,075	470,866
Rolls-Royce Holdings PLC(1)	2,659	51,789

		$1,138,217

Air Freight & Logistics — 1.1%
Deutsche Post AG	1,406	$48,560
FedEx Corp.	5,207	694,198
Yamato Holdings Co., Ltd.	1,600	33,497

		$776,255

Auto Components — 0.8%
Aisin Seiki Co., Ltd.	1,700	$62,595
Bridgestone Corp.	2,200	78,985
Cooper Tire & Rubber Co.	13,107	306,704
Denso Corp.	1,900	97,714

		$545,998

Automobiles — 3.7%
Bayerische Motoren Werke AG	1,298	$140,902
Daimler AG	1,723	143,915
Ford Motor Co.	35,737	534,626
General Motors Co.(1)	14,413	520,021
Honda Motor Co., Ltd.	8,600	322,355
Nissan Motor Co., Ltd.	21,300	182,718
Suzuki Motor Corp.	4,200	108,872
Toyota Motor Corp.	9,100	520,698
Volkswagen AG, PFC Shares	683	172,368

		$2,646,475

Beverages — 2.3%
Anheuser-Busch InBev NV	1,305	$125,075
Asahi Group Holdings, Ltd.	800	21,755
Coca-Cola Co. (The)	8,000	302,560
Diageo PLC	7,454	221,057
Heineken NV	315	19,192
Kirin Holdings Co., Ltd.	4,000	54,399
Molson Coors Brewing Co., Class B	3,300	173,712
PepsiCo, Inc.	7,421	596,351
SABMiller PLC	3,222	144,766

		$1,658,867

Security	Shares	Value

Building Products — 0.1%
LIXIL Group Corp.	1,900	$48,950

		$48,950

Capital Markets — 1.6%
Credit Suisse Group AG(1)	5,189	$156,349
Deutsche Bank AG	4,798	230,949
Goldman Sachs Group, Inc. (The)	604	99,129
Julius Baer Group, Ltd.(1)	1,076	52,165
Nomura Holdings, Inc.	9,600	66,701
Northern Trust Corp.	4,432	266,895
Partners Group Holding AG	200	47,365
UBS AG(1)	13,426	266,295

		$1,185,848

Chemicals — 1.3%
Akzo Nobel NV	662	$47,612
BASF SE	3,757	401,668
LyondellBasell Industries NV, Class A	4,684	368,912
Shin-Etsu Chemical Co., Ltd.	1,000	55,365
Syngenta AG	113	39,949

		$913,506

Commercial Banks — 7.2%
Australia and New Zealand Banking Group, Ltd.	3,647	$96,063
Banco Bilbao Vizcaya Argentaria SA	15,006	179,003
Banco Santander SA	40,912	351,973
Bank of Yokohama, Ltd. (The)	9,000	45,240
Barclays PLC	77,120	344,283
BNP Paribas SA	605	46,709
Commonwealth Bank of Australia	2,803	181,989
Fifth Third Bancorp	7,554	158,785
HSBC Holdings PLC	53,625	550,286
Mitsubishi UFJ Financial Group, Inc.	57,100	343,272
Mizuho Financial Group, Inc.	143,300	303,699
National Australia Bank, Ltd.	2,991	86,953
Nordea Bank AB	12,178	162,503
PNC Financial Services Group, Inc.	2,259	180,449
Resona Holdings, Inc.	8,600	45,331
Skandinaviska Enskilda Banken AB, Class A	2,790	35,948
Standard Chartered PLC	5,473	111,233
Sumitomo Mitsui Financial Group, Inc.	6,600	305,752
Sumitomo Mitsui Trust Holding, Inc.	28,000	132,836
Svenska Handelsbanken AB, Class A	865	41,046
Swedbank AB, Class A	1,868	48,745
U.S. Bancorp	10,922	433,931

5	See Notes to Financial Statements.

Eaton Vance

Hexavest Global Equity Fund

January 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Commercial Banks (continued)
Wells Fargo & Co.	19,669	$891,793
Westpac Banking Corp.	3,701	99,748

		$5,177,570

Commercial Services & Supplies — 0.1%
Brambles, Ltd.	6,607	$52,080

		$52,080

Communications Equipment — 1.4%
Cisco Systems, Inc.	25,072	$549,328
QUALCOMM, Inc.	4,905	364,049
Telefonaktiebolaget LM Ericsson, Class B	5,444	66,661

		$980,038

Computers & Peripherals — 1.8%
Apple, Inc.	2,158	$1,080,295
Hewlett-Packard Co.	8,238	238,902

		$1,319,197

Construction & Engineering — 0.1%
Balfour Beatty PLC	2,870	$13,735
Skanska AB, Class B	1,880	37,014

		$50,749

Consumer Finance — 0.3%
Capital One Financial Corp.	1,711	$120,814
Discover Financial Services	2,296	123,180

		$243,994

Diversified Financial Services — 2.3%
Bank of America Corp.	10,344	$173,262
Citigroup, Inc.	3,085	146,321
ING Groep NV(1)	11,432	150,982
JPMorgan Chase & Co.	14,941	827,134
London Stock Exchange Group PLC	5,170	156,032
NASDAQ OMX Group, Inc. (The)	3,525	134,479
ORIX Corp.	5,860	88,885

		$1,677,095

Diversified Telecommunication Services — 4.8%
AT&T, Inc.	23,789	$792,650
BCE, Inc.	8,735	366,733
Belgacom SA	3,853	109,989

Security	Shares	Value

Diversified Telecommunication Services (continued)
BT Group PLC	9,000	$56,674
CenturyLink, Inc.	9,523	274,834
Deutsche Telekom AG	12,323	199,252
Nippon Telegraph & Telephone Corp.	4,000	214,088
Orange SA	10,671	132,099
Portugal Telecom SGPS SA	7,820	34,373
Singapore Telecommunications, Ltd.	22,000	60,348
Swisscom AG	148	81,299
Telefonica SA	18,319	282,138
Telenor ASA	2,785	57,938
TeliaSonera AB	9,954	73,720
Telstra Corp., Ltd.	30,280	136,284
Verizon Communications, Inc.	10,411	499,936
Vivendi SA	2,449	65,741

		$3,438,096

Electric Utilities — 2.6%
American Electric Power Co., Inc.	889	$43,392
Chubu Electric Power Co., Inc.	4,900	58,075
Duke Energy Corp.	4,692	331,349
Edison International	5,978	287,900
Enel SpA	6,220	28,309
Entergy Corp.	2,330	146,860
Exelon Corp.	11,451	332,079
Iberdrola SA	541	3,337
Iberdrola SA	26,799	165,019
Kansai Electric Power Co., Inc. (The)(1)	5,500	59,134
NextEra Energy, Inc.	1,160	106,639
PPL Corp.	2,801	85,627
SSE PLC	3,851	82,619
Xcel Energy, Inc.	4,294	124,139

		$1,854,478

Electrical Equipment — 0.2%
ABB, Ltd.(1)	3,579	$89,022
Mitsubishi Electric Corp.	5,000	56,476
Osram Licht AG(1)	192	11,221

		$156,719

Electronic Equipment, Instruments & Components — 0.5%
Hitachi, Ltd.	24,310	$185,325
Hoya Corp.	2,900	80,138
Murata Manufacturing Co., Ltd.	900	83,568
TDK Corp.	900	40,609

		$389,640

6	See Notes to Financial Statements.

Eaton Vance

Hexavest Global Equity Fund

January 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Energy Equipment & Services — 0.7%
Baker Hughes, Inc.	7,207	$408,205
Nabors Industries, Ltd.	6,378	108,936

		$517,141

Food & Staples Retailing — 3.1%
Aeon Co., Ltd.	4,900	$61,098
FamilyMart Co., Ltd.	1,300	58,606
J Sainsbury PLC	5,751	32,570
Koninklijke Ahold NV	4,079	67,896
Seven & i Holdings Co., Ltd.	3,000	118,257
Sysco Corp.	6,268	219,882
Tesco PLC	30,799	161,848
Wal-Mart Stores, Inc.	15,901	1,187,487
Wesfarmers, Ltd.	3,318	121,743
WM Morrison Supermarkets PLC	24,733	97,465
Woolworths, Ltd.	2,789	83,148

		$2,210,000

Food Products — 2.3%
Archer-Daniels-Midland Co.	9,417	$371,783
Hormel Foods Corp.	2,431	110,465
Nestle SA	8,946	648,328
Toyo Suisan Kaisha, Ltd.	2,000	63,023
Tyson Foods, Inc., Class A	3,463	129,516
Unilever NV	6,618	246,929
Unilever PLC	3,109	119,324

		$1,689,368

Gas Utilities — 0.1%
Osaka Gas Co., Ltd.	9,000	$36,348
Tokyo Gas Co., Ltd.	8,000	39,674

		$76,022

Health Care Equipment & Supplies — 0.4%
Coloplast A/S, Class B	943	$70,838
Essilor International SA	323	32,413
Smith and Nephew PLC	12,298	176,905

		$280,156

Health Care Providers & Services — 0.5%
Cardinal Health, Inc.	5,620	$382,272

		$382,272

Security	Shares	Value

Hotels, Restaurants & Leisure — 1.1%
Compass Group PLC	2,152	$32,162
InterContinental Hotels Group PLC	1,706	55,154
McDonald’s Corp.	4,923	463,599
MGM China Holdings, Ltd.	17,200	67,304
Sands China, Ltd.	5,600	43,076
SJM Holdings, Ltd.	23,937	74,041
Wynn Macau, Ltd.	17,638	74,800

		$810,136

Household Products — 2.2%
Kimberly-Clark Corp.	949	$103,792
Procter & Gamble Co.	14,981	1,147,844
Reckitt Benckiser Group PLC	1,917	143,531
Svenska Cellulosa AB, Class B	3,989	113,429
Unicharm Corp.	1,000	54,329

		$1,562,925

Independent Power Producers & Energy Traders — 0.1%
AES Corp. (The)	3,324	$46,735
Calpine Corp.(1)	3,320	63,014

		$109,749

Industrial Conglomerates — 0.7%
Koninklijke Philips NV	4,245	$147,276
Siemens AG	2,819	356,643

		$503,919

Insurance — 2.9%
Aflac, Inc.	4,285	$269,012
AIA Group, Ltd.	23,702	109,561
Allianz SE	2,034	338,133
American International Group, Inc.	3,532	169,395
Assurant, Inc.	1,396	91,229
Aviva PLC	11,751	85,964
AXA SA	4,341	113,868
Mapfre SA	15,383	63,434
MetLife, Inc.	7,251	355,662
Muenchener Rueckversicherungs-Gesellschaft AG	389	80,165
Standard Life PLC	9,898	59,306
Tokio Marine Holdings, Inc.	3,000	87,594
Zurich Insurance Group AG(1)	938	271,964

		$2,095,287

7	See Notes to Financial Statements.

Eaton Vance

Hexavest Global Equity Fund

January 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

IT Services — 0.4%
Accenture PLC, Class A	2,091	$167,029
International Business Machines Corp.	729	128,800
Recall Holdings, Ltd.(1)	1,321	5,191

		$301,020

Machinery — 1.1%
Cummins, Inc.	1,416	$179,804
Deere & Co.	3,867	332,407
Fanuc, Ltd.	400	64,824
Komatsu, Ltd.	2,000	42,217
Mitsubishi Heavy Industries, Ltd.	10,000	64,552
Sandvik AB	2,784	38,948
Volvo AB	4,229	55,915

		$778,667

Marine — 0.1%
A.P. Moller-Maersk A/S, Class B	4	$44,695

		$44,695

Media — 0.7%
British Sky Broadcasting Group PLC	4,454	$64,203
Comcast Corp., Class A	3,285	178,868
DIRECTV(1)	2,478	172,048
Pearson PLC	1,430	26,126
Reed Elsevier PLC	2,531	36,867

		$478,112

Metals & Mining — 3.6%
Anglo American PLC	1,767	$41,664
Barrick Gold Corp.	6,044	116,457
BHP Billiton PLC	10,110	297,624
BHP Billiton, Ltd.	8,103	258,772
Centerra Gold, Inc.	711	2,751
Eldorado Gold Corp.	1,948	12,383
First Quantum Minerals, Ltd.	21,804	390,172
Fortescue Metals Group, Ltd.	23,537	109,175
Glencore Xstrata PLC	55,885	294,651
Goldcorp, Inc.	1,969	49,130
Newcrest Mining, Ltd.	2,017	16,637
Newmont Mining Corp.	1,229	26,546
Pan American Silver Corp.	2,833	35,662
Randgold Resources, Ltd.	188	12,923
Rio Tinto PLC	6,208	330,193
Rio Tinto, Ltd.	2,483	141,089

Security	Shares	Value

Metals & Mining (continued)
Sumitomo Metal Mining Co., Ltd.	7,000	$90,571
Teck Resources, Ltd., Class B	15,443	371,603
Yamana Gold, Inc.	887	8,307

		$2,606,310

Multi-Utilities — 2.1%
Ameren Corp.	4,544	$171,945
Centrica PLC	28,942	147,808
Consolidated Edison, Inc.	4,633	252,082
DTE Energy Co.	737	50,278
E.ON AG	7,857	142,209
GDF Suez	3,336	73,637
National Grid PLC	12,532	162,222
PG&E Corp.	7,375	310,856
Public Service Enterprise Group, Inc.	3,154	105,154
RWE AG	2,249	82,985

		$1,499,176

Multiline Retail — 0.3%
Family Dollar Stores, Inc.	2,323	$143,608
Kohl’s Corp.	2,020	102,272

		$245,880

Office Electronics — 0.1%
Canon, Inc.	2,600	$75,948

		$75,948

Oil, Gas & Consumable Fuels — 7.6%
BG Group PLC	14,915	$250,690
BP PLC	73,326	574,660
Chevron Corp.	9,554	1,066,513
Exxon Mobil Corp.	18,301	1,686,620
INPEX Corp.	6,100	72,277
Marathon Petroleum Corp.	6,731	585,934
Occidental Petroleum Corp.	1,822	159,553
Royal Dutch Shell PLC, Class A	3,182	110,229
Royal Dutch Shell PLC, Class A	4,558	157,421
Royal Dutch Shell PLC, Class B	7,180	262,624
Statoil ASA	10,168	240,988
Total SA	3,949	225,297
Tullow Oil PLC	4,355	56,376

		$5,449,182

8	See Notes to Financial Statements.

Eaton Vance

Hexavest Global Equity Fund

January 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Paper & Forest Products — 0.3%
Domtar Corp.	1,781	$191,297

		$191,297

Personal Products — 0.2%
Kao Corp.	4,700	$148,999

		$148,999

Pharmaceuticals — 11.8%
AbbVie, Inc.	4,609	$226,901
Astellas Pharma, Inc.	900	55,618
AstraZeneca PLC	8,144	516,445
Bayer AG	3,711	488,389
Eli Lilly & Co.	16,630	898,186
GlaxoSmithKline PLC	16,389	421,265
Johnson & Johnson	12,396	1,096,674
Merck & Co., Inc.	18,011	954,043
Merck KGaA	529	81,911
Novartis AG	8,677	685,837
Novo Nordisk A/S, Class B	9,023	357,433
Pfizer, Inc.	35,984	1,093,914
Roche Holding AG PC	2,660	729,812
Sanofi	3,688	360,542
Santen Pharmaceutical Co., Ltd.	1,100	46,078
Shire PLC	4,972	248,135
Takeda Pharmaceutical Co., Ltd.	1,800	83,662
Teva Pharmaceutical Industries, Ltd.	4,318	192,457

		$8,537,302

Real Estate Investment Trusts (REITs) — 0.5%
Mirvac Group	81,791	$119,525
Stockland	31,325	99,471
Westfield Group	16,941	151,480

		$370,476

Road & Rail — 0.5%
Asciano, Ltd.	2,767	$13,580
Aurizon Holdings, Ltd.	29,479	126,771
Central Japan Railway Co.	400	43,832
East Japan Railway Co.	1,000	73,861
West Japan Railway Co.	3,200	131,079

		$389,123

Security	Shares	Value

Semiconductors & Semiconductor Equipment — 1.0%
Broadcom Corp., Class A	4,294	$127,790
Intel Corp.	23,773	583,389

		$711,179

Software — 3.2%
Microsoft Corp.	34,642	$1,311,200
Nintendo Co., Ltd.	200	22,939
Oracle Corp.	21,837	805,785
SAP AG	2,635	201,603

		$2,341,527

Specialty Retail — 0.5%
Dick’s Sporting Goods, Inc.	2,004	$105,210
Hennes & Mauritz AB, Class B	3,723	160,087
Industria de Diseno Textil SA	317	47,212
Yamada Denki Co., Ltd.	6,700	22,997

		$335,506

Textiles, Apparel & Luxury Goods — 0.8%
Adidas AG	535	$59,648
Burberry Group PLC	2,284	54,229
Coach, Inc.	1,774	84,957
Compagnie Financiere Richemont SA, Class A	1,711	158,276
Luxottica Group SpA	833	44,143
LVMH Moet Hennessy Louis Vuitton SA	842	149,787
Swatch Group, Ltd. (The), Bearer Shares	66	39,225

		$590,265

Tobacco — 0.9%
British American Tobacco PLC	4,848	$231,336
Imperial Tobacco Group PLC	4,656	169,907
Japan Tobacco, Inc.	6,200	191,391
Swedish Match AB	974	28,502

		$621,136

Trading Companies & Distributors — 0.4%
ITOCHU Corp.	4,900	$59,864
Marubeni Corp.	7,000	48,834
Mitsubishi Corp.	4,000	73,544
Mitsui & Co., Ltd.	4,400	58,922
Sumitomo Corp.	6,100	76,008

		$317,172

9	See Notes to Financial Statements.

Eaton Vance

Hexavest Global Equity Fund

January 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Wireless Telecommunication Services — 2.1%
KDDI Corp.	3,300	$181,705
NTT DoCoMo, Inc.	13,900	222,550
SoftBank Corp.	2,200	159,273
T-Mobile US, Inc.(1)	14,809	452,711
Vodafone Group PLC ADR	144,035	533,753

		$1,549,992

Total Common Stocks (identified cost $57,017,228)		$62,073,711

Exchange-Traded Funds — 0.3%

Security	Shares	Value

Equity Funds — 0.3%
Financial Select Sector SPDR Fund (The)	10,384	$218,687

Total Exchange-Traded Funds (identified cost $191,731)		$218,687

Rights — 0.0%(2)

Security	Shares	Value

Commercial Banks — 0.0%(2)
Banco Santander SA, Exp 2/04/14(1)	36,321	$7,299

Total Rights (identified cost $7,553)		$7,299

Short-Term Investments — 9.1%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.13%(3)	$6,550	$6,550,229

Total Short-Term Investments (identified cost $6,550,229)		$6,550,229

Total Investments — 95.5% (identified cost $63,766,741)		$68,849,926

Other Assets, Less Liabilities — 4.5%		$3,281,596

Net Assets — 100.0%		$72,131,522

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	–	American Depositary Receipt
PC	–	Participation Certificate
PFC Shares	–	Preference Shares

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2014.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United States	45.1%	$32,502,900
United Kingdom	10.7	7,698,054
Japan	8.8	6,327,506
Switzerland	4.5	3,265,886
Germany	4.4	3,180,521
Australia	2.6	1,899,699
Canada	1.9	1,353,198
France	1.7	1,200,093
Spain	1.5	1,092,116
Sweden	1.2	862,518
Other (less than 1.0% each)	3.7	2,691,220

Common Stocks	86.1%	$62,073,711
Exchange-Traded Funds	0.3	218,687
Rights	0.0 (1)	7,299
Short-Term Investments	9.1	6,550,229

Total Investments	95.5%	$68,849,926

(1)	Amount is less than 0.05%.

10	See Notes to Financial Statements.

Eaton Vance

Hexavest Global Equity Fund

January 31, 2014

Statement of Assets and Liabilities (Unaudited)

Assets	January 31, 2014
Unaffiliated investments, at value (identified cost, $57,216,512)	$62,299,697
Affiliated investment, at value (identified cost, $6,550,229)	6,550,229
Cash	1,340,750
Restricted cash*	191,937
Foreign currency, at value (identified cost, $1,580,238)	1,568,340
Dividends receivable	73,101
Interest receivable from affiliated investment	260
Receivable for investments sold	907,020
Receivable for Fund shares sold	153,258
Receivable for open forward foreign currency exchange contracts	432,428
Tax reclaims receivable	14,795
Total assets	$73,531,815

Liabilities
Payable for investments purchased	$945,774
Payable for variation margin on open financial futures contracts	61,338
Payable for open forward foreign currency exchange contracts	199,043
Payable for Fund shares redeemed	81,762
Payable to affiliates:
Investment adviser and administration fee	56,386
Distribution and service fees	3,255
Accrued expenses	52,735
Total liabilities	$1,400,293
Net Assets	$72,131,522

Sources of Net Assets
Paid-in capital	$67,369,724
Accumulated distributions in excess of net realized gain	(565,123)
Accumulated undistributed net investment income	143,656
Net unrealized appreciation	5,183,265
Net Assets	$72,131,522

Class A Shares
Net Assets	$14,677,439
Shares Outstanding	1,291,468
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$11.36
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$12.05

Class I Shares
Net Assets	$57,454,083
Shares Outstanding	5,046,995
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$11.38

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Represents restricted cash on deposit at the broker for open financial futures contracts.

11	See Notes to Financial Statements.

Eaton Vance

Hexavest Global Equity Fund

January 31, 2014

Statement of Operations (Unaudited)

Investment Income	Six Months Ended January 31, 2014
Dividends (net of foreign taxes, $25,659)	$854,676
Interest	1,058
Interest allocated from affiliated investment	2,149
Expenses allocated from affiliated investment	(249)
Total investment income	$857,634

Expenses
Investment adviser and administration fee	$309,683
Distribution and service fees
Class A	19,210
Trustees’ fees and expenses	2,034
Custodian fee	49,214
Transfer and dividend disbursing agent fees	13,098
Legal and accounting services	21,135
Printing and postage	5,473
Registration fees	25,148
Miscellaneous	8,844
Total expenses	$453,839

Net investment income	$403,795

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$460,988
Investment transactions allocated from affiliated investment	31
Financial futures contracts	70,517
Foreign currency and forward foreign currency exchange contract transactions	(114,083)
Net realized gain	$417,453
Change in unrealized appreciation (depreciation) —
Investments	$1,885,557
Financial futures contracts	(177,337)
Foreign currency and forward foreign currency exchange contracts	235,923
Net change in unrealized appreciation (depreciation)	$1,944,143

Net realized and unrealized gain	$2,361,596

Net increase in net assets from operations	$2,765,391

12	See Notes to Financial Statements.

Eaton Vance

Hexavest Global Equity Fund

January 31, 2014

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended January 31, 2014 (Unaudited)	Period Ended July 31, 2013(1)
From operations —
Net investment income	$403,795	$670,140
Net realized gain from investment transactions, financial futures contracts, foreign currency and forward foreign currency exchange contract transactions and disposal of investments in violation of restrictions	417,453	2,010,334
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts, foreign currency and forward foreign currency exchange contracts	1,944,143	3,239,122
Net increase in net assets from operations	$2,765,391	$5,919,596
Distributions to shareholders —
From net investment income
Class A	$(184,368)	$(44,625)
Class I	(951,583)	(189,215)
From net realized gain
Class A	(442,074)	(30,309)
Class I	(1,965,882)	(128,514)
Total distributions to shareholders	$(3,543,907)	$(392,663)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$5,872,868	$18,100,925
Class I	19,761,000	52,146,792
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	513,286	74,808
Class I	610,268	5,103
Cost of shares redeemed
Class A	(7,121,132)	(3,321,176)
Class I	(13,325,747)	(5,933,890)
Net increase in net assets from Fund share transactions	$6,310,543	$61,072,562

Net increase in net assets	$5,532,027	$66,599,495

Net Assets
At beginning of period	$66,599,495	$—
At end of period	$72,131,522	$66,599,495

Accumulated undistributed net investment income included in net assets
At end of period	$143,656	$875,812

(1)	For the period from the start of business, August 29, 2012, to July 31, 2013.

13	See Notes to Financial Statements.

Eaton Vance

Hexavest Global Equity Fund

January 31, 2014

Financial Highlights

	Class A
	Six Months Ended January 31, 2014 (Unaudited)		Period Ended July 31, 2013(1)
Net asset value — Beginning of period	$11.400		$10.000

Income (Loss) From Operations
Net investment income(2)	$0.052		$0.129
Net realized and unrealized gain	0.397		1.396	(3)

Total income from operations	$0.449		$1.525

Less Distributions
From net investment income	$(0.144)		$(0.075)
From net realized gain	(0.345)		(0.050)

Total distributions	$(0.489)		$(0.125)

Net asset value — End of period	$11.360		$11.400

Total Return(4)	3.81	%(5)	15.41	%(3)(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$14,677		$15,456
Ratios (as a percentage of average daily net assets):
Expenses	1.37	%(6)	1.40	%(6)(7)
Net investment income	0.88	%(6)	1.26	%(6)
Portfolio Turnover	58	%(5)	105	%(5)

(1)	For the period from the start of business, August 29, 2012, to July 31, 2013.

(2)	Computed using average shares outstanding.

(3)

During the period ended July 31, 2013, the Fund realized a gain on the disposal of investments which did not meet the Fund’s investment guidelines. The gain was less than $0.01 per share and had no effect on total return for the period ended July 31, 2013.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)	Annualized.

(7)

The investment adviser, sub-adviser and administrator reimbursed certain operating expenses (equal to 0.21% of average daily net assets for the period from the start of business, August 29, 2012, to July 31, 2013). Absent this reimbursement, total return would be lower.

14	See Notes to Financial Statements.

Eaton Vance

Hexavest Global Equity Fund

January 31, 2014

Financial Highlights — continued

	Class I
	Six Months Ended January 31, 2014 (Unaudited)		Period Ended July 31, 2013(1)
Net asset value — Beginning of period	$11.430		$10.000

Income (Loss) From Operations
Net investment income(2)	$0.065		$0.172
Net realized and unrealized gain	0.397		1.383	(3)

Total income from operations	$0.462		$1.555

Less Distributions
From net investment income	$(0.167)		$(0.075)
From net realized gain	(0.345)		(0.050)

Total distributions	$(0.512)		$(0.125)

Net asset value — End of period	$11.380		$11.430

Total Return(4)	3.91	%(5)	15.71	%(3)(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$57,454		$51,144
Ratios (as a percentage of average daily net assets):
Expenses	1.12	%(6)	1.15	%(6)(7)
Net investment income	1.08	%(6)	1.72	%(6)
Portfolio Turnover	58	%(5)	105	%(5)

(1)	For the period from the start of business, August 29, 2012, to July 31, 2013.

(2)	Computed using average shares outstanding.

(3)

During the period ended July 31, 2013, the Fund realized a gain on the disposal of investments which did not meet the Fund’s investment guidelines. The gain was less than $0.01 per share and had no effect on total return for the period ended July 31, 2013.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)	Not annualized.

(6)	Annualized.

(7)

The investment adviser, sub-adviser and administrator reimbursed certain operating expenses (equal to 0.21% of average daily net assets for the period from the start of business, August 29, 2012, to July 31, 2013). Absent this reimbursement, total return would be lower.

15	See Notes to Financial Statements.

Eaton Vance

Hexavest Global Equity Fund

January 31, 2014

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Hexavest Global Equity Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is long-term capital appreciation. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Debt Obligations. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

16

Eaton Vance

Hexavest Global Equity Fund

January 31, 2014

Notes to Financial Statements (Unaudited) — continued

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of January 31, 2014, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

J  Financial Futures Contracts — Upon entering into a financial futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

K  Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

L  Interim Financial Statements — The interim financial statements relating to January 31, 2014 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to make one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that

17

Eaton Vance

Hexavest Global Equity Fund

January 31, 2014

Notes to Financial Statements (Unaudited) — continued

only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.80% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the six months ended January 31, 2014, the investment adviser and administration fee amounted to $309,683 or 0.80% (annualized) of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Hexavest Inc. (Hexavest), an affiliate of EVM and a registered investment adviser. EVM pays Hexavest a portion of its advisory and administration fee for sub-advisory services provided to the Fund. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM and Hexavest have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.40% and 1.15% of the Fund’s average daily net assets for Class A and Class I, respectively. This agreement may be changed or terminated after November 30, 2014. Pursuant to this agreement, EVM and Hexavest were allocated no Fund operating expenses for the six months ended January 31, 2014.

EVM provides sub-transfer agency services to the Fund and receives a fee based upon the actual expenses it incurs in the performance of these services. For the six months ended January 31, 2014, EVM earned $406 in sub-transfer agent fees, which are included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $591 as its portion of the sales charge on sales of Class A shares for the six months ended January 31, 2014. EVD also received distribution and service fees from Class A shares (see Note 4).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended January 31, 2014, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plan

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended January 31, 2014 amounted to $19,210 for Class A shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Contingent Deferred Sales Charges

Class A shares may be subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended January 31, 2014, the Fund was informed that EVD received no CDSCs paid by Class A shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $39,361,700 and $41,975,831, respectively, for the six months ended January 31, 2014.

18

Eaton Vance

Hexavest Global Equity Fund

January 31, 2014

Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended January 31, 2014 (Unaudited)	Period Ended July 31, 2013(1)

Sales	495,183	1,645,905
Issued to shareholders electing to receive payments of distributions in Fund shares	43,833	7,407
Redemptions	(603,257)	(297,603)

Net increase (decrease)	(64,241)	1,355,709

Class I	Six Months Ended January 31, 2014 (Unaudited)	Period Ended July 31, 2013(1)

Sales	1,671,348	5,020,266
Issued to shareholders electing to receive payments of distributions in Fund shares	52,071	505
Redemptions	(1,152,108)	(545,087)

Net increase	571,311	4,475,684

(1)	For the period from the start of business, August 29, 2012, to July 31, 2013.

At January 31, 2014, EVM, accounts advised by EVM, an Eaton Vance Collective Investment Trust, Eaton Vance Multi-Strategy All Market Fund and donor advised and pooled income funds (established and maintained by a public charity) managed by EVM owned in the aggregate approximately 74% of the value of the outstanding shares of the Fund.

8  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at January 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$64,221,265

Gross unrealized appreciation	$5,613,718
Gross unrealized depreciation	(985,057)

Net unrealized appreciation	$4,628,661

9  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

19

Eaton Vance

Hexavest Global Equity Fund

January 31, 2014

Notes to Financial Statements (Unaudited) — continued

A summary of obligations under these financial instruments at January 31, 2014 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

3/19/14	Australian Dollar 2,290,119	United States Dollar 2,067,427	State Street Trust Company Canada	$69,016	$—	$69,016

3/19/14	Australian Dollar 344,000	United States Dollar 298,571	State Street Trust Company Canada	—	(1,611)	(1,611)

3/19/14	British Pound Sterling 326,000	Hong Kong Dollar 4,150,322	State Street Trust Company Canada	—	(1,113)	(1,113)

3/19/14	British Pound Sterling 638,000	United States Dollar 1,052,075	State Street Trust Company Canada	3,605	—	3,605

3/19/14	British Pound Sterling 359,000	United States Dollar 592,135	State Street Trust Company Canada	2,165	—	2,165

3/19/14	British Pound Sterling 153,000	United States Dollar 251,714	State Street Trust Company Canada	278	—	278

3/19/14	British Pound Sterling 26,485	United States Dollar 43,353	State Street Trust Company Canada	—	(171)	(171)

3/19/14	Canadian Dollar 4,563,844	United States Dollar 4,277,327	State Street Trust Company Canada	183,838	—	183,838

3/19/14	Canadian Dollar 307,000	United States Dollar 276,754	State Street Trust Company Canada	1,393	—	1,393

3/19/14	Danish Krone 1,722,000	United States Dollar 313,478	State Street Trust Company Canada	2,091	—	2,091

3/19/14	Euro 151,000	Hong Kong Dollar 1,591,901	State Street Trust Company Canada	1,405	—	1,405

3/19/14	Euro 3,751,606	United States Dollar 5,145,973	State Street Trust Company Canada	86,110	—	86,110

3/19/14	Euro 1,920,000	United States Dollar 2,616,668	State Street Trust Company Canada	27,127	—	27,127

3/19/14	Euro 321,000	United States Dollar 439,183	State Street Trust Company Canada	6,244	—	6,244

3/19/14	Euro 115,000	United States Dollar 156,299	State Street Trust Company Canada	1,196	—	1,196

3/19/14	Hong Kong Dollar 1,290,307	Canadian Dollar 177,000	State Street Trust Company Canada	—	(7,453)	(7,453)

3/19/14	Japanese Yen 59,064,000	Hong Kong Dollar 4,486,441	State Street Trust Company Canada	—	(294)	(294)

3/19/14	Japanese Yen 55,242,000	United States Dollar 537,939	State Street Trust Company Canada	—	(2,863)	(2,863)

3/19/14	Japanese Yen 16,500,000	United States Dollar 158,568	State Street Trust Company Canada	—	(2,961)	(2,961)

20

Eaton Vance

Hexavest Global Equity Fund

January 31, 2014

Notes to Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

3/19/14	Japanese Yen 259,437,701	United States Dollar 2,515,906	State Street Trust Company Canada	$—	$(23,906)	$(23,906)

3/19/14	Japanese Yen 248,776,000	United States Dollar 2,392,337	State Street Trust Company Canada	—	(43,100)	(43,100)

3/19/14	Norwegian Krone 351,073	United States Dollar 56,938	State Street Trust Company Canada	1,100	—	1,100

3/19/14	Swedish Krona 393,000	United States Dollar 59,812	State Street Trust Company Canada	—	(133)	(133)

3/19/14	Swiss Franc 535,410	United States Dollar 600,997	State Street Trust Company Canada	10,251	—	10,251

3/19/14	Swiss Franc 306,072	United States Dollar 344,501	State Street Trust Company Canada	6,796	—	6,796

3/19/14	United States Dollar 1,217,748	British Pound Sterling 735,000	State Street Trust Company Canada	—	(9,871)	(9,871)

3/19/14	United States Dollar 3,061,078	Canadian Dollar 3,400,000	State Street Trust Company Canada	—	(11,485)	(11,485)

3/19/14	United States Dollar 189,384	Danish Krone 1,029,000	State Street Trust Company Canada	—	(3,311)	(3,311)

3/19/14	United States Dollar 1,299,173	Euro 950,000	State Street Trust Company Canada	—	(17,889)	(17,889)

3/19/14	United States Dollar 2,428,499	Euro 1,764,000	State Street Trust Company Canada	—	(49,358)	(49,358)

3/19/14	United States Dollar 5,557,367	Hong Kong Dollar 43,081,873	State Street Trust Company Canada	—	(7,751)	(7,751)

3/19/14	United States Dollar 1,463,900	Japanese Yen 150,000,000	State Street Trust Company Canada	4,552	—	4,552

3/19/14	United States Dollar 325,068	Japanese Yen 33,349,000	State Street Trust Company Canada	1,409	—	1,409

3/19/14	United States Dollar 13,143	New Zealand Dollar 16,000	State Street Trust Company Canada	—	(245)	(245)

3/19/14	United States Dollar 561,245	Singapore Dollar 701,495	State Street Trust Company Canada	—	(11,805)	(11,805)

3/19/14	United States Dollar 215,425	Swedish Krona 1,411,723	State Street Trust Company Canada	—	(94)	(94)

3/26/14	Indian Rupee 8,973,000	United States Dollar 142,230	State Street Trust Company Canada	682	—	682

3/26/14	South Korean Won 930,028,545	United States Dollar 878,479	State Street Trust Company Canada	12,276	—	12,276

3/26/14	United States Dollar 9,501	Indian Rupee 603,000	State Street Trust Company Canada	12	—	12

3/26/14	United States Dollar 134,382	Indian Rupee 8,370,000	State Street Trust Company Canada	—	(2,347)	(2,347)

21

Eaton Vance

Hexavest Global Equity Fund

January 31, 2014

Notes to Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

3/26/14	United States Dollar 738,752	South Korean Won 804,870,545	State Street Trust Company Canada	$10,882	$—	$10,882
3/26/14	United States Dollar 117,851	South Korean Won 125,158,000	State Street Trust Company Canada	—	(1,282)	(1,282)

				$432,428	$(199,043)	$233,385

Futures Contracts
Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
3/14	12 E-Mini S&P 500 Index	Long	$1,076,772	$1,065,960	$(10,812)
3/14	12 Euro Stoxx 50	Long	485,518	488,445	2,927

3/14	5 FTSE 100 Index	Long	545,475	530,856	(14,619)
3/14	18 Nikkei 225 Index	Long	1,385,142	1,286,973	(98,169)

					$(120,673)

Euro Stoxx 50:  Market capitalization-weighted stock index of 50 large, blue-chip European companies operating within eurozone nations.

FTSE 100:  Market capitalization-weighted stock index of 100 largest, blue-chip companies listed on the London Stock Exchange.

Nikkei 225 Index:  Price-weighted average of 225 top-rated Japanese companies listed in the First Section of the Tokyo Stock Exchange.

At January 31, 2014, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Equity Price Risk:  The Fund enters into equity index futures contracts to enhance return.

Foreign Exchange Risk:  The Fund enters into forward foreign currency exchange contracts to enhance return.

The Fund enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At January 31, 2014, the fair value of derivatives with credit-related contingent features in a net liability position was $199,043.

The over-the-counter (OTC) derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative counterparty. The ISDA Master Agreement is a bilateral agreement between the Fund and the counterparty that governs certain OTC derivatives and contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the ISDA Master Agreement. Under the ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. The ISDA Master Agreement allows the counterparty to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreement, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.

22

Eaton Vance

Hexavest Global Equity Fund

January 31, 2014

Notes to Financial Statements (Unaudited) — continued

The collateral requirements for derivatives traded under the ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under the ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to the counterparty is subject to a minimum transfer threshold amount before a transfer is required. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by the counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Portfolio of Investments.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2014 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative		Liability Derivative

Equity Price	Futures contracts	$2,927	(1)	$(123,600	)(1)
Foreign Exchange	Forward foreign currency exchange contracts	432,428	(2)	(199,043	)(3)

Total		$435,355		$(322,643)

Derivatives not subject to master netting or similar agreements		$2,927		$(123,600)

Total Derivatives subject to master netting or similar agreements		$432,428		$(199,043)

(1)

Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

(2)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized appreciation.

(3)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized appreciation.

During the current reporting period, the Fund adopted the new disclosure requirements for offsetting assets and liabilities, pursuant to which an entity is required to disclose both gross and net information for assets and liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions that are eligible for offset or subject to an enforceable master netting or similar agreement. The Fund’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Fund’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for assets and pledged by the Fund for liabilities as of January 31, 2014.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

State Street Trust Company Canada	$432,428	$(199,043)	$—	$—	$233,385

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

State Street Trust Company Canada	$(199,043)	$199,043	$—	$—	$—

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

23

Eaton Vance

Hexavest Global Equity Fund

January 31, 2014

Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended January 31, 2014 was as follows:

Risk	Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Equity Price	Futures contracts	$70,517	$(177,337)
Foreign Exchange	Forward foreign currency exchange contracts	98,943	234,271

Total		$169,460	$56,934

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts and Foreign currency and forward foreign currency exchange contract transactions, respectively.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts and Foreign currency and forward foreign currency exchange contracts, respectively.

The average notional amounts of future contracts and forward foreign currency exchange contracts outstanding during the six months ended January 31, 2014, which are indicative of the volume of these derivative types, were approximately $3,716,000 and $37,649,000, respectively.

10  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended January 31, 2014.

11  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

12  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

24

Eaton Vance

Hexavest Global Equity Fund

January 31, 2014

Notes to Financial Statements (Unaudited) — continued

At January 31, 2014, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$2,611,913	$3,040,459	$—	$5,652,372
Consumer Staples	4,343,392	3,547,903	—	7,891,295
Energy	4,015,761	1,950,562	—	5,966,323
Financials	4,441,470	6,308,800	—	10,750,270
Health Care	4,651,990	4,547,740	—	9,199,730
Industrials	2,292,837	1,963,709	—	4,256,546
Information Technology	5,361,758	756,791	—	6,118,549
Materials	1,573,220	2,137,893	—	3,711,113
Telecommunication Services	2,386,864	2,601,224	—	4,988,088
Utilities	2,461,386	1,078,039	—	3,539,425

Total Common Stocks	$34,140,591	$27,933,120 *	$—	$62,073,711

Exchange-Traded Funds	$218,687	$—	$—	$218,687
Rights	7,299	—	—	7,299
Short-Term Investments	—	6,550,229	—	6,550,229

Total Investments	$34,366,577	$34,483,349	$—	$68,849,926

Forward Foreign Currency Exchange Contracts	$—	$432,428	$—	$432,428
Futures Contracts	2,927	—	—	2,927

Total	$34,369,504	$34,915,777	$—	$69,285,281

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(199,043)	$—	$(199,043)
Futures Contracts	(123,600)	—	—	(123,600)

Total	$(123,600)	$(199,043)	$—	$(322,643)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of July 31, 2013 whose fair value was determined using Level 3 inputs. At January 31, 2014, the value of investments transferred between Level 1 and Level 2 during the six months then ended was not significant.

25

Eaton Vance

Hexavest Global Equity Fund

January 31, 2014

Officers and Trustees

Officers of Eaton Vance Hexavest Global Equity Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief

Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Hexavest Global Equity Fund

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Allen R. Freedman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Lynn A. Stout

Harriett Tee Taggart

*	Interested Trustee

26

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

27

This Page Intentionally Left Blank

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Sub-Adviser

Hexavest Inc.

1250 René Lévesque Blvd. West, Suite 4200

Montréal, Québec

Canada    H3B 4W8

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Asset Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

7791 1.31.14

Eaton Vance Hexavest International Equity Fund Semiannual Report January 31, 2014

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report January 31, 2014

Eaton Vance

Hexavest International Equity Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Officers and Trustees	25

Important Notices	26

Eaton Vance

Hexavest International Equity Fund

January 31, 2014

Performance1,2

Portfolio Managers Vital Proulx, CFA, Jean-René Adam, CFA, Jean-Pierre Couture, Marc Christopher Lavoie, CFA, Denis Rivest, CFA and Frédéric Imbeault, CFA, each of Hexavest Inc.

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	08/29/2012	08/29/2012	4.28%	9.55%	—	12.73%
Class A with 5.75% Maximum Sales Charge	—	—	–1.76	3.27	—	8.15
Class I at NAV	08/29/2012	08/29/2012	4.36	9.73	—	12.99
MSCI EAFE Index	—	—	7.51%	11.93%	13.83%	19.45%

% Total Annual Operating Expense Ratios[3]					Class A	Class I
Gross					4.67%	4.42%
Net					1.49	1.24

Fund Profile

Equity Sector Allocation (% of net assets)4,5

Geographic Allocation (% of net assets)4,5,6

Top 10 Holdings (% of net assets)5,6

Roche Holding AG PC	2.4%
Novartis AG	2.2
Nestle SA	2.0
BP PLC	1.8
Nikkei 225 Index Futures Contracts	1.8
iShares MSCI Japan ETF	1.8
AstraZeneca PLC	1.7
HSBC Holdings PLC	1.6
Vodafone Group PLC ADR	1.6
Toyota Motor Corp.	1.5
Total	18.4%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to eatonvance.com.

2

Eaton Vance

Hexavest International Equity Fund

January 31, 2014

Endnotes and Additional Disclosures

[1]

MSCI EAFE Index is an unmanaged index of equities in the developed markets, excluding the U.S. and Canada. MSCI indices are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 11/30/14. Without the reimbursement, performance would have been lower.

[4]

The Fund may obtain exposure to certain market segments through investments in Exchange-Traded Funds (ETFs). For purposes of the charts, the Fund’s investments in ETFs are included based on the portfolio composition of each ETF.

[5]	Includes the value of the notional amount of each futures contract.

[6]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

Hexavest International Equity Fund

January 31, 2014

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2013 – January 31, 2014).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (8/1/13)	Ending Account Value (1/31/14)	Expenses Paid During Period* (8/1/13 – 1/31/14)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,042.80	$7.21	**	1.40%
Class I	$1,000.00	$1,043.60	$5.92	**	1.15%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.10	$7.12	**	1.40%
Class I	$1,000.00	$1,019.40	$5.85	**	1.15%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2013.

**	Absent an allocation of certain expenses to affiliates, expenses would be higher.

4

Eaton Vance

Hexavest International Equity Fund

January 31, 2014

Portfolio of Investments (Unaudited)

Common Stocks — 84.5%

Security	Shares	Value

Aerospace & Defense — 0.2%
Rolls-Royce Holdings PLC(1)	738	$14,374

		$14,374

Air Freight & Logistics — 0.3%
Deutsche Post AG	449	$15,508
Yamato Holdings Co., Ltd.	400	8,374

		$23,882

Auto Components — 0.6%
Aisin Seiki Co., Ltd.	400	$14,728
Bridgestone Corp.	400	14,361
Denso Corp.	400	20,572

		$49,661

Automobiles — 4.2%
Bayerische Motoren Werke AG	349	$37,885
Daimler AG	203	16,956
Honda Motor Co., Ltd.	1,600	59,973
Nissan Motor Co., Ltd.	3,800	32,598
Suzuki Motor Corp.	800	20,738
Toyota Motor Corp.	2,100	120,161
Volkswagen AG, PFC Shares	180	45,426

		$333,737

Beverages — 2.1%
Anheuser-Busch InBev NV	460	$44,088
Asahi Group Holdings, Ltd.	200	5,439
Diageo PLC	1,859	55,131
Heineken NV	184	11,210
Kirin Holdings Co., Ltd.	1,000	13,600
SABMiller PLC	829	37,247

		$166,715

Building Products — 0.1%
LIXIL Group Corp.	300	$7,729

		$7,729

Capital Markets — 2.7%
Credit Suisse Group AG(1)	1,360	$40,978
Deutsche Bank AG	1,266	60,938
Julius Baer Group, Ltd.(1)	384	18,616
Nomura Holdings, Inc.	1,700	11,812

Security	Shares	Value

Capital Markets (continued)
Partners Group Holding AG	71	$16,815
UBS AG(1)	3,202	63,509

		$212,668

Chemicals — 1.5%
Akzo Nobel NV	170	$12,227
BASF SE	812	86,812
Shin-Etsu Chemical Co., Ltd.	200	11,073
Syngenta AG	32	11,313

		$121,425

Commercial Banks — 10.6%
Australia and New Zealand Banking Group, Ltd.	731	$19,255
Banco Bilbao Vizcaya Argentaria SA	4,194	50,029
Banco Santander SA	10,144	87,271
Bank of Yokohama, Ltd. (The)	2,000	10,053
Barclays PLC	18,643	83,227
BNP Paribas SA	353	27,253
Commonwealth Bank of Australia	548	35,580
HSBC Holdings PLC	12,744	130,776
Mitsubishi UFJ Financial Group, Inc.	12,200	73,344
Mizuho Financial Group, Inc.	27,800	58,917
National Australia Bank, Ltd.	467	13,576
Nordea Bank AB	3,108	41,473
Resona Holdings, Inc.	1,800	9,488
Skandinaviska Enskilda Banken AB, Class A	1,111	14,315
Standard Chartered PLC	1,327	26,970
Sumitomo Mitsui Financial Group, Inc.	1,700	78,754
Sumitomo Mitsui Trust Holding, Inc.	6,000	28,465
Svenska Handelsbanken AB, Class A	374	17,747
Swedbank AB, Class A	528	13,778
Westpac Banking Corp.	939	25,307

		$845,578

Commercial Services & Supplies — 0.2%
Brambles, Ltd.	1,583	$12,478

		$12,478

Communications Equipment — 0.2%
Telefonaktiebolaget LM Ericsson, Class B	1,536	$18,808

		$18,808

5	See Notes to Financial Statements.

Eaton Vance

Hexavest International Equity Fund

January 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Construction & Engineering — 0.2%
Balfour Beatty PLC	1,378	$6,595
Skanska AB, Class B	560	11,025

		$17,620

Diversified Financial Services — 1.4%
ING Groep NV(1)	3,267	$43,147
London Stock Exchange Group PLC	1,508	45,512
ORIX Corp.	1,260	19,112

		$107,771

Diversified Telecommunication Services — 4.8%
Belgacom SA	1,041	$29,717
BT Group PLC	2,600	16,372
Deutsche Telekom AG	3,356	54,264
Nippon Telegraph & Telephone Corp.	800	42,818
Orange SA	3,052	37,781
Portugal Telecom SGPS SA	2,196	9,652
Singapore Telecommunications, Ltd.	5,000	13,715
Swisscom AG	41	22,522
Telefonica SA	4,609	70,985
Telenor ASA	758	15,769
TeliaSonera AB	3,085	22,848
Telstra Corp., Ltd.	6,341	28,540
Vivendi SA	698	18,737

		$383,720

Electric Utilities — 1.4%
Chubu Electric Power Co., Inc.	1,000	$11,852
Enel SpA	3,288	14,964
Iberdrola SA	167	1,031
Iberdrola SA	7,746	47,697
Kansai Electric Power Co., Inc. (The)(1)	1,100	11,827
SSE PLC	977	20,961

		$108,332

Electrical Equipment — 0.4%
ABB, Ltd.(1)	761	$18,928
Mitsubishi Electric Corp.	1,000	11,295
Osram Licht AG(1)	60	3,507

		$33,730

Security	Shares	Value

Electronic Equipment, Instruments & Components — 0.8%
Hitachi, Ltd.	3,622	$27,612
Hoya Corp.	600	16,580
Murata Manufacturing Co., Ltd.	100	9,286
TDK Corp.	200	9,024

		$62,502

Food & Staples Retailing — 2.4%
Aeon Co., Ltd.	1,000	$12,469
FamilyMart Co., Ltd.	300	13,524
J Sainsbury PLC	1,460	8,269
Koninklijke Ahold NV	1,036	17,245
Seven & i Holdings Co., Ltd.	600	23,651
Tesco PLC	8,179	42,980
Wesfarmers, Ltd.	720	26,418
WM Morrison Supermarkets PLC	8,003	31,537
Woolworths, Ltd.	591	17,620

		$193,713

Food Products — 3.2%
Nestle SA	2,226	$161,321
Unilever NV	1,647	61,452
Unilever PLC	818	31,395

		$254,168

Gas Utilities — 0.3%
Osaka Gas Co., Ltd.	3,000	$12,116
Tokyo Gas Co., Ltd.	2,000	9,919

		$22,035

Health Care Equipment & Supplies — 1.0%
Coloplast A/S, Class B	265	$19,907
Essilor International SA	107	10,737
Smith and Nephew PLC	3,197	45,989

		$76,633

Hotels, Restaurants & Leisure — 0.9%
Compass Group PLC	619	$9,251
InterContinental Hotels Group PLC	404	13,061
MGM China Holdings, Ltd.	4,000	15,652
Sands China, Ltd.	1,200	9,231

6	See Notes to Financial Statements.

Eaton Vance

Hexavest International Equity Fund

January 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
SJM Holdings, Ltd.	4,373	$13,526
Wynn Macau, Ltd.	3,392	14,385

		$75,106

Household Products — 1.0%
Reckitt Benckiser Group PLC	489	$36,613
Svenska Cellulosa AB, Class B	1,131	32,160
Unicharm Corp.	200	10,866

		$79,639

Industrial Conglomerates — 1.2%
Koninklijke Philips NV	907	$31,468
Siemens AG	535	67,685

		$99,153

Insurance — 3.6%
AIA Group, Ltd.	5,125	$23,690
Allianz SE	452	75,141
Aviva PLC	3,745	27,396
AXA SA	977	25,628
Mapfre SA	3,460	14,268
Muenchener Rueckversicherungs-Gesellschaft AG	95	19,577
Standard Life PLC	2,228	13,349
Tokio Marine Holdings, Inc.	700	20,439
Zurich Insurance Group AG(1)	222	64,367

		$283,855

IT Services — 0.0%(2)
Recall Holdings, Ltd.(1)	316	$1,242

		$1,242

Machinery — 0.8%
Fanuc, Ltd.	100	$16,206
Komatsu, Ltd.	400	8,443
Mitsubishi Heavy Industries, Ltd.	2,000	12,910
Sandvik AB	810	11,332
Volvo AB	990	13,090

		$61,981

Security	Shares	Value

Media — 0.5%
British Sky Broadcasting Group PLC	1,268	$18,278
Pearson PLC	639	11,675
Reed Elsevier PLC	605	8,812

		$38,765

Metals & Mining — 4.6%
Anglo American PLC	449	$10,587
BHP Billiton PLC	2,576	75,834
BHP Billiton, Ltd.	1,604	51,224
Centerra Gold, Inc.	82	317
Fortescue Metals Group, Ltd.	4,795	22,241
Glencore Xstrata PLC	12,912	68,078
Newcrest Mining, Ltd.	356	2,936
Pan American Silver Corp.	594	7,477
Randgold Resources, Ltd.	35	2,406
Rio Tinto PLC	1,478	78,613
Rio Tinto, Ltd.	559	31,764
Sumitomo Metal Mining Co., Ltd.	1,000	12,939

		$364,416

Multi-Utilities — 1.9%
Centrica PLC	6,957	$35,530
E.ON AG	2,273	41,140
GDF Suez	471	10,397
National Grid PLC	3,169	41,021
RWE AG	629	23,209

		$151,297

Office Electronics — 0.2%
Canon, Inc.	500	$14,605

		$14,605

Oil, Gas & Consumable Fuels — 6.4%
BG Group PLC	3,631	$61,029
BP PLC	18,552	145,393
INPEX Corp.	1,200	14,218
Royal Dutch Shell PLC, Class A	748	25,912
Royal Dutch Shell PLC, Class A	1,176	40,616
Royal Dutch Shell PLC, Class B	1,935	70,777
Statoil ASA	2,687	63,684

7	See Notes to Financial Statements.

Eaton Vance

Hexavest International Equity Fund

January 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Total SA	1,314	$74,966
Tullow Oil PLC	1,018	13,178

		$509,773

Personal Products — 0.3%
Kao Corp.	800	$25,361

		$25,361

Pharmaceuticals — 13.8%
Astellas Pharma, Inc.	200	$12,360
AstraZeneca PLC	2,108	133,677
Bayer AG	874	115,023
GlaxoSmithKline PLC	4,039	103,819
Merck KGaA	152	23,536
Novartis AG	2,212	174,838
Novo Nordisk A/S, Class B	2,408	95,389
Roche Holding AG PC	685	187,940
Sanofi	1,139	111,350
Santen Pharmaceutical Co., Ltd.	200	8,378
Shire PLC	1,276	63,681
Takeda Pharmaceutical Co., Ltd.	400	18,592
Teva Pharmaceutical Industries, Ltd.	1,078	48,047

		$1,096,630

Real Estate Investment Trusts (REITs) — 1.0%
Mirvac Group	19,783	$28,910
Stockland	6,772	21,504
Westfield Group	3,210	28,703

		$79,117

Road & Rail — 1.0%
Asciano, Ltd.	495	$2,429
Aurizon Holdings, Ltd.	5,779	24,852
Central Japan Railway Co.	100	10,958
East Japan Railway Co.	200	14,772
West Japan Railway Co.	700	28,674

		$81,685

Software — 0.9%
Nintendo Co., Ltd.	100	$11,470
SAP AG	833	63,732

		$75,202

Security	Shares	Value

Specialty Retail — 0.7%
Hennes & Mauritz AB, Class B	744	$31,992
Industria de Diseno Textil SA	94	14,000
Yamada Denki Co., Ltd.	2,200	7,551

		$53,543

Textiles, Apparel & Luxury Goods — 1.5%
Adidas AG	126	$14,048
Burberry Group PLC	541	12,845
Compagnie Financiere Richemont SA, Class A	415	38,390
Luxottica Group SpA	197	10,439
LVMH Moet Hennessy Louis Vuitton SA	175	31,131
Swatch Group, Ltd. (The), Bearer Shares	18	10,698

		$117,551

Tobacco — 1.7%
British American Tobacco PLC	1,119	$53,396
Imperial Tobacco Group PLC	1,078	39,339
Japan Tobacco, Inc.	1,200	37,043
Swedish Match AB	320	9,364

		$139,142

Trading Companies & Distributors — 0.8%
ITOCHU Corp.	1,100	$13,439
Marubeni Corp.	1,000	6,976
Mitsubishi Corp.	900	16,548
Mitsui & Co., Ltd.	1,100	14,731
Sumitomo Corp.	1,300	16,198

		$67,892

Wireless Telecommunication Services — 3.1%
KDDI Corp.	700	$38,544
NTT DoCoMo, Inc.	2,800	44,830
SoftBank Corp.	500	36,198
Vodafone Group PLC ADR	35,161	130,297

		$249,869

Total Common Stocks (identified cost $6,208,590)		$6,733,103

8	See Notes to Financial Statements.

Eaton Vance

Hexavest International Equity Fund

January 31, 2014

Portfolio of Investments (Unaudited) — continued

Exchange-Traded Funds — 4.2%

Security	Shares	Value

Equity Funds — 4.2%
iShares MSCI Australia ETF	1,368	$31,519
iShares MSCI Germany ETF	1,374	40,986
iShares MSCI Japan ETF	12,353	139,959
iShares MSCI Switzerland Capped ETF	847	27,104
iShares MSCI United Kingdom ETF	4,893	97,420

Total Exchange-Traded Funds (identified cost $341,961)		$336,988

Rights — 0.0%(2)

Security	Shares	Value

Commercial Banks — 0.0%(2)
Banco Santander SA, Exp 2/04/14(1)	9,054	$1,819

Total Rights (identified cost $1,882)		$1,819

Short-Term Investments — 4.7%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.13%(3)	$377	$377,074

Total Short-Term Investments (identified cost $377,074)		$377,074

Total Investments — 93.4% (identified cost $6,929,507)		$7,448,984

Other Assets, Less Liabilities — 6.6%		$524,958

Net Assets — 100.0%		$7,973,942

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	–	American Depositary Receipt
PC	–	Participation Certificate
PFC Shares	–	Preference Shares

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2014.

Country Concentration of Portfolio
Country	Percentage of Net Assets	Value
United Kingdom	24.4%	$1,941,798
Japan	16.4	1,304,513
Switzerland	10.4	830,235
Germany	9.6	764,387
Australia	4.9	394,579
France	4.4	347,980
Spain	3.6	285,281
Sweden	3.0	237,932
Netherlands	2.2	176,749
Denmark	1.4	115,296
Norway	1.0	79,453
Hong Kong	1.0	76,484
Other (less than 1.0% each)	2.2	178,416

Common Stocks	84.5%	$6,733,103
Exchange-Traded Funds	4.2	336,988
Rights	0.0 (1)	1,819
Short-Term Investments	4.7	377,074

Total Investments	93.4%	$7,448,984

(1)	Amount is less than 0.05%.

9	See Notes to Financial Statements.

Eaton Vance

Hexavest International Equity Fund

January 31, 2014

Statement of Assets and Liabilities (Unaudited)

Assets	January 31, 2014
Unaffiliated investments, at value (identified cost, $6,552,433)	$7,071,910
Affiliated investment, at value (identified cost, $377,074)	377,074
Cash	41,800
Restricted cash*	11,226
Foreign currency, at value (identified cost, $423,018)	418,535
Dividends receivable	6,392
Interest receivable from affiliated investment	35
Receivable for investments sold	93,830
Receivable for Fund shares sold	4,465
Receivable for open forward foreign currency exchange contracts	22,682
Tax reclaims receivable	4,740
Receivable from affiliates	7,158
Total assets	$8,059,847

Liabilities
Payable for investments purchased	$15,165
Payable for variation margin on open financial futures contracts	4,848
Payable for open forward foreign currency exchange contracts	17,344
Payable to affiliates:
Investment adviser and administration fee	5,584
Distribution and service fees	94
Accrued expenses	42,870
Total liabilities	$85,905
Net Assets	$7,973,942

Sources of Net Assets
Paid-in capital	$7,546,761
Accumulated distributions in excess of net realized gain	(57,127)
Accumulated distributions in excess of net investment income	(25,151)
Net unrealized appreciation	509,459
Total	$7,973,942

Class A Shares
Net Assets	$433,719
Shares Outstanding	39,407
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$11.01
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$11.68

Class I Shares
Net Assets	$7,540,223
Shares Outstanding	683,419
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$11.03

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Represents restricted cash on deposit at the broker for open financial futures contracts.

10	See Notes to Financial Statements.

Eaton Vance

Hexavest International Equity Fund

January 31, 2014

Statement of Operations (Unaudited)

Investment Income	Six Months Ended January 31, 2014
Dividends (net of foreign taxes, $4,693)	$78,759
Interest allocated from affiliated investment	286
Expenses allocated from affiliated investment	(32)
Total investment income	$79,013

Expenses
Investment adviser and administration fee	$30,841
Distribution and service fees
Class A	351
Trustees’ fees and expenses	426
Custodian fee	35,415
Transfer and dividend disbursing agent fees	996
Legal and accounting services	19,230
Printing and postage	9,702
Registration fees	18,002
Miscellaneous	7,200
Total expenses	$122,163
Deduct —
Allocation of expenses to affiliates	$77,429
Total expense reductions	$77,429

Net expenses	$44,734

Net investment income	$34,279

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$128,659
Investment transactions allocated from affiliated investment	3
Financial futures contracts	(18,695)
Foreign currency and forward foreign currency exchange contract transactions	(3,950)
Net realized gain	$106,017
Change in unrealized appreciation (depreciation) —
Investments	$172,977
Financial futures contracts	(12,524)
Foreign currency and forward foreign currency exchange contracts	(13,747)
Net change in unrealized appreciation (depreciation)	$146,706

Net realized and unrealized gain	$252,723

Net increase in net assets from operations	$287,002

11	See Notes to Financial Statements.

Eaton Vance

Hexavest International Equity Fund

January 31, 2014

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended January 31, 2014 (Unaudited)	Period Ended July 31, 2013(1)
From operations —
Net investment income	$34,279	$96,376
Net realized gain from investment transactions, financial futures contracts, foreign currency and forward foreign currency exchange contract transactions, and disposal of investments in violation of restrictions and net increase from payment by affiliates	106,017	255,605
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts, foreign currency and forward foreign currency exchange contracts	146,706	362,753
Net increase in net assets from operations	$287,002	$714,734
Distributions to shareholders —
From net investment income
Class A	$(8,572)	$(97)
Class I	(179,506)	(35,978)
From net realized gain
Class A	(15,681)	(100)
Class I	(314,270)	(33,732)
Total distributions to shareholders	$(518,029)	$(69,907)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$385,709	$295,466
Class I	1,230,391	5,919,147
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	23,529	63
Class I	127,010	—
Cost of shares redeemed
Class A	(12,873)	(242,322)
Class I	(157,054)	(8,924)
Net increase in net assets from Fund share transactions	$1,596,712	$5,963,430

Net increase in net assets	$1,365,685	$6,608,257

Net Assets
At beginning of period	$6,608,257	$—
At end of period	$7,973,942	$6,608,257

Accumulated undistributed (distribution in excess of) net investment income included in net assets
At end of period	$(25,151)	$128,648

(1)	For the period from the start of business, August 29, 2012, to July 31, 2013.

12	See Notes to Financial Statements.

Eaton Vance

Hexavest International Equity Fund

January 31, 2014

Financial Highlights

	Class A
	Six Months Ended January 31, 2014 (Unaudited)		Period Ended July 31, 2013(1)
Net asset value — Beginning of period	$11.220		$10.000

Income (Loss) From Operations
Net investment income(2)	$0.028		$0.236
Net realized and unrealized gain	0.486		1.118	(3)

Total income from operations	$0.514		$1.354

Less Distributions
From net investment income	$(0.256)		$(0.066)
From net realized gain	(0.468)		(0.068)

Total distributions	$(0.724)		$(0.134)

Net asset value — End of period	$11.010		$11.220

Total Return(4)	4.28	%(5)	13.75	%(3)(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$434		$64
Ratios (as a percentage of average daily net assets):
Expenses(6)	1.40	%(7)	1.40	%(7)
Net investment income	0.47	%(7)	2.34	%(7)
Portfolio Turnover	46	%(5)	97	%(5)

(1)	For the period from the start of business, August 29, 2012, to July 31, 2013.

(2)	Computed using average shares outstanding.

(3)

During the period ended July 31, 2013, the sub-adviser reimbursed the Fund for a net loss realized on the disposal of an investment which did not meet the Fund’s investment guidelines. The reimbursement was less than $0.01 per share and had no effect on total return for the period ended July 31, 2013.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)

The investment adviser, sub-adviser and administrator reimbursed certain operating expenses (equal to 2.00% and 3.18% of average daily net assets for the six months ended January 31, 2014 and the period from the start of business, August 29, 2012, to July 31, 2013, respectively). Absent these reimbursements, total return would be lower.

(7)	Annualized.

13	See Notes to Financial Statements.

Eaton Vance

Hexavest International Equity Fund

January 31, 2014

Financial Highlights — continued

	Class I
	Six Months Ended January 31, 2014 (Unaudited)		Period Ended July 31, 2013(1)
Net asset value — Beginning of period	$11.250		$10.000

Income (Loss) From Operations
Net investment income(2)	$0.053		$0.181
Net realized and unrealized gain	0.462		1.209	(3)

Total income from operations	$0.515		$1.390

Less Distributions
From net investment income	$(0.267)		$(0.072)
From net realized gain	(0.468)		(0.068)

Total distributions	$(0.735)		$(0.140)

Net asset value — End of period	$11.030		$11.250

Total Return(4)	4.36	%(5)	14.02	%(3)(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$7,540		$6,544
Ratios (as a percentage of average daily net assets):
Expenses(6)	1.15	%(7)	1.15	%(7)
Net investment income	0.90	%(7)	1.84	%(7)
Portfolio Turnover	46	%(5)	97	%(5)

(1)	For the period from the start of business, August 29, 2012, to July 31, 2013.

(2)	Computed using average shares outstanding.

(3)

During the period ended July 31, 2013, the sub-adviser reimbursed the Fund for a net loss realized on the disposal of an investment which did not meet the Fund’s investment guidelines. The reimbursement was less than $0.01 per share and had no effect on total return for the period ended July 31, 2013.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)	Not annualized.

(6)

The investment adviser, sub-adviser and administrator reimbursed certain operating expenses (equal to 2.00% and 3.18% of average daily net assets for the six months ended January 31, 2014 and the period from the start of business, August 29, 2012, to July 31, 2013, respectively). Absent these reimbursements, total return would be lower.

(7)	Annualized.

14	See Notes to Financial Statements.

Eaton Vance

Hexavest International Equity Fund

January 31, 2014

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Hexavest International Equity Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is long-term capital appreciation. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Debt Obligations. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

15

Eaton Vance

Hexavest International Equity Fund

January 31, 2014

Notes to Financial Statements (Unaudited) — continued

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of January 31, 2014, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

J  Financial Futures Contracts — Upon entering into a financial futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

K  Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

L  Interim Financial Statements — The interim financial statements relating to January 31, 2014 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to make one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute at least annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America

16

Eaton Vance

Hexavest International Equity Fund

January 31, 2014

Notes to Financial Statements (Unaudited) — continued

require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.80% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the six months ended January 31, 2014, the investment adviser and administration fee amounted to $30,841 or 0.80% (annualized) of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Hexavest Inc. (Hexavest), an affiliate of EVM and a registered investment adviser. EVM pays Hexavest a portion of its advisory and administration fee for sub-advisory services provided to the Fund. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM and Hexavest have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.40% and 1.15% of the Fund’s average daily net assets for Class A and Class I, respectively. This agreement may be changed or terminated after November 30, 2014. Pursuant to this agreement, EVM and Hexavest were allocated $77,429 in total of the Fund’s operating expenses for the six months ended January 31, 2014.

EVM provides sub-transfer agency services to the Fund and receives a fee based upon the actual expenses it incurs in the performance of these services. For the six months ended January 31, 2014, EVM earned $68 in sub-transfer agent fees, which are included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $228 as its portion of the sales charge on sales of Class A shares for the six months ended January 31, 2014. EVD also received distribution and service fees from Class A shares (see Note 4).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended January 31, 2014, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plan

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended January 31, 2014 amounted to $351 for Class A shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Contingent Deferred Sales Charges

Class A shares may be subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended January 31, 2014, the Fund was informed that EVD received no CDSCs paid by Class A shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $3,636,877 and $3,167,102, respectively, for the six months ended January 31, 2014.

17

Eaton Vance

Hexavest International Equity Fund

January 31, 2014

Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended January 31, 2014 (Unaudited)	Period Ended July 31, 2013(1)

Sales	32,756	27,534
Issued to shareholders electing to receive payments of distributions in Fund shares	2,070	6
Redemptions	(1,131)	(21,828)

Net increase	33,695	5,712

Class I	Six Months Ended January 31, 2014 (Unaudited)	Period Ended July 31, 2013(1)

Sales	103,743	582,663
Issued to shareholders electing to receive payments of distributions in Fund shares	11,141	—
Redemptions	(13,326)	(802)

Net increase	101,558	581,861

(1)	For the period from the start of business, August 29, 2012, to July 31, 2013.

At January 31, 2014, EVM owned 69.2% of the value of the outstanding shares of the Fund.

8  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at January 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$6,972,691

Gross unrealized appreciation	$603,102
Gross unrealized depreciation	(126,809)

Net unrealized appreciation	$476,293

18

Eaton Vance

Heaxavest International Equity Fund

January 31, 2014

Notes to Financial Statements (Unaudited) — continued

9  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at January 31, 2014 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

3/19/14	Australian Dollar 267,442	United States Dollar 241,436	State Street Trust Company Canada	$8,060	$—	$8,060
3/19/14	British Pound Sterling 25,771	Euro 31,200	State Street Trust Company Canada	—	(272)	(272)
3/19/14	British Pound Sterling 16,500	United States Dollar 27,178	State Street Trust Company Canada	62	—	62
3/19/14	British Pound Sterling 34,000	United States Dollar 55,936	State Street Trust Company Canada	62	—	62
3/19/14	British Pound Sterling 15,000	United States Dollar 24,618	State Street Trust Company Canada	—	(32)	(32)
3/19/14	British Pound Sterling 22,000	United States Dollar 36,098	State Street Trust Company Canada	—	(56)	(56)
3/19/14	British Pound Sterling 20,800	United States Dollar 34,110	State Street Trust Company Canada	—	(72)	(72)
3/19/14	British Pound Sterling 78,205	United States Dollar 128,013	State Street Trust Company Canada	—	(506)	(506)
3/19/14	British Pound Sterling 54,600	United States Dollar 88,626	State Street Trust Company Canada	—	(1,102)	(1,102)
3/19/14	Canadian Dollar 14,559	United States Dollar 13,645	State Street Trust Company Canada	586	—	586
3/19/14	Danish Krone 157,800	United States Dollar 28,726	State Street Trust Company Canada	192	—	192
3/19/14	Euro 186,100	Hong Kong Dollar 1,966,462	State Street Trust Company Canada	2,314	—	2,314
3/19/14	Euro 14,000	Hong Kong Dollar 147,593	State Street Trust Company Canada	130	—	130
3/19/14	Euro 80,000	United States Dollar 109,454	State Street Trust Company Canada	1,556	—	1,556
3/19/14	Euro 50,800	United States Dollar 69,738	State Street Trust Company Canada	1,223	—	1,223
3/19/14	Euro 40,395	United States Dollar 55,409	State Street Trust Company Canada	927	—	927
3/19/14	Euro 31,363	United States Dollar 43,185	State Street Trust Company Canada	885	—	885
3/19/14	Hong Kong Dollar 1,351,590	Euro 126,600	State Street Trust Company Canada	—	(3,358)	(3,358)
3/19/14	Hong Kong Dollar 271,835	Japanese Yen 3,601,000	State Street Trust Company Canada	236	—	236

19

Eaton Vance

Hexavest International Equity Fund

January 31, 2014

Notes to Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
3/19/14	Japanese Yen 23,478,500	Hong Kong Dollar 1,750,429	State Street Trust Company Canada	$—	$(4,365)	$(4,365)
3/19/14	Japanese Yen 505,000	United States Dollar 4,846	State Street Trust Company Canada	—	(98)	(98)
3/19/14	Japanese Yen 1,500,000	United States Dollar 14,415	State Street Trust Company Canada	—	(269)	(269)
3/19/14	Japanese Yen 8,201,576	United States Dollar 79,535	State Street Trust Company Canada	—	(756)	(756)
3/19/14	Japanese Yen 5,429,000	United States Dollar 52,058	State Street Trust Company Canada	—	(1,090)	(1,090)
3/19/14	Norwegian Krone 23,500	United States Dollar 3,811	State Street Trust Company Canada	74	—	74
3/19/14	Swedish Krona 138,600	United States Dollar 21,284	State Street Trust Company Canada	143	—	143
3/19/14	Swedish Krona 85,000	United States Dollar 12,936	State Street Trust Company Canada	—	(29)	(29)
3/19/14	Swiss Franc 80,037	United States Dollar 89,841	State Street Trust Company Canada	1,532	—	1,532
3/19/14	Swiss Franc 60,000	United States Dollar 67,617	State Street Trust Company Canada	1,416	—	1,416
3/19/14	Swiss Franc 30,413	United States Dollar 34,232	State Street Trust Company Canada	675	—	675
3/19/14	United States Dollar 45,814	British Pound Sterling 28,000	State Street Trust Company Canada	200	—	200
3/19/14	United States Dollar 59,000	British Pound Sterling 35,840	State Street Trust Company Canada	—	(101)	(101)
3/19/14	United States Dollar 17,994	Danish Krone 97,768	State Street Trust Company Canada	—	(315)	(315)
3/19/14	United States Dollar 59,409	Euro 43,100	State Street Trust Company Canada	—	(1,279)	(1,279)
3/19/14	United States Dollar 90,000	Hong Kong Dollar 697,679	State Street Trust Company Canada	—	(128)	(128)
3/19/14	United States Dollar 787,779	Hong Kong Dollar 6,107,032	State Street Trust Company Canada	—	(1,099)	(1,099)
3/19/14	United States Dollar 40,443	Japanese Yen 4,134,002	State Street Trust Company Canada	28	—	28
3/19/14	United States Dollar 9,040	Japanese Yen 925,841	State Street Trust Company Canada	24	—	24
3/19/14	United States Dollar 9,002	Japanese Yen 918,708	State Street Trust Company Canada	—	(8)	(8)
3/19/14	United States Dollar 56,919	Singapore Dollar 71,142	State Street Trust Company Canada	—	(1,197)	(1,197)
3/19/14	United States Dollar 44,494	Swedish Krona 291,577	State Street Trust Company Canada	—	(19)	(19)
3/19/14	United States Dollar 21,000	Swiss Franc 19,078	State Street Trust Company Canada	50	—	50
3/19/14	United States Dollar 38,414	Swiss Franc 34,000	State Street Trust Company Canada	—	(900)	(900)

20

Eaton Vance

Hexavest International Equity Fund

January 31, 2014

Notes to Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
3/26/14	South Korean Won 100,813,453	United States Dollar 95,226	State Street Trust Company Canada	$1,331	$—	$1,331
3/26/14	United States Dollar 66,259	South Korean Won 72,189,453	State Street Trust Company Canada	976	—	976
3/26/14	United States Dollar 26,953	South Korean Won 28,624,000	State Street Trust Company Canada	—	(293)	(293)

				$22,682	$(17,344)	$5,338

Futures Contracts
Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
3/14	1 Euro Stoxx 50	Long	$40,734	$40,704	$(30)
3/14	2 Nikkei 225 Index	Long	153,905	142,997	(10,908)

					$(10,938)

Euro Stoxx 50: Market capitalization-weighted stock index of 50 large, blue-chip European companies operating within eurozone nations.

Nikkei 225 Index: Price-weighted average of 225 top-rated Japanese companies listed in the First Section of the Tokyo Stock Exchange.

At January 31, 2014, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Equity Price Risk: The Fund enters into equity index futures contracts to enhance return.

Foreign Exchange Risk: The Fund enters into forward foreign currency exchange contracts to enhance return.

The Fund enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At January 31, 2014, the fair value of derivatives with credit-related contingent features in a net liability position was $17,344.

The over-the-counter (OTC) derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative counterparty. The ISDA Master Agreement is a bilateral agreement between the Fund and the counterparty that governs certain OTC derivatives and contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the ISDA Master Agreement. Under the ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. The ISDA Master Agreement allows the counterparty to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreement, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.

The collateral requirements for derivatives traded under the ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under the ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to the counterparty is subject to a minimum transfer threshold amount before a transfer is required. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by the counterparty for the benefit of the Fund, a

21

Eaton Vance

Hexavest International Equity Fund

January 31, 2014

Notes to Financial Statements (Unaudited) — continued

corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Portfolio of Investments.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2014 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative		Liability Derivative

Equity Price	Futures contracts	$—		$(10,938	)(1)
Foreign Exchange	Forward foreign currency exchange contracts	22,682	(2)	(17,344	)(3)

Total		$22,682		$(28,282)

Derivatives not subject to master netting or similar agreements		$—		$(10,938)

Total Derivatives subject to master netting or similar agreements		$22,682		$(17,344)

(1)

Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

(2)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized appreciation.

(3)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized appreciation.

During the current reporting period, the Fund adopted the new disclosure requirements for offsetting assets and liabilities, pursuant to which an entity is required to disclose both gross and net information for assets and liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions that are eligible for offset or subject to an enforceable master netting or similar agreement. The Fund’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Fund’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for assets and pledged by the Fund for liabilities as of January 31, 2014.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

State Street Trust Company Canada	$22,682	$(17,344)	—	$—	$5,338

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

State Street Trust Company Canada	$(17,344)	$17,344	—	$—	$—

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

22

Eaton Vance

Hexavest International Equity Fund

January 31, 2014

Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended January 31, 2014 was as follows:

Risk	Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Equity Price	Futures contracts	$(18,695)	$(12,524)
Foreign Exchange	Forward foreign currency exchange contracts	(1,670)	(9,358)

Total		$(20,365)	$(21,882)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts and Foreign currency and forward foreign currency exchange contract transactions, respectively.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts and Foreign currency and forward foreign currency exchange contracts, respectively.

The average notional amounts of futures contracts and forward foreign currency exchange contracts outstanding during the six months ended January 31, 2014, which are indicative of the volume of these derivative types, were approximately $302,000 and $3,670,000, respectively.

10  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended January 31, 2014.

11  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

12  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

23

Eaton Vance

Hexavest International Equity Fund

January 31, 2014

Notes to Financial Statements (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2014, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$—	$668,363	$—	$668,363
Consumer Staples	—	858,738	—	858,738
Energy	—	509,773	—	509,773
Financials	—	1,528,989	—	1,528,989
Health Care	—	1,173,263	—	1,173,263
Industrials	—	420,524	—	420,524
Information Technology	1,242	171,117	—	172,359
Materials	7,794	478,047	—	485,841
Telecommunication Services	—	633,589	—	633,589
Utilities	1,031	280,633	—	281,664

Total Common Stocks	$10,067	$6,723,036 *	$—	$6,733,103

Exchange-Traded Funds	$336,988	$—	$—	$336,988
Rights	1,819	—	—	1,819
Short-Term Investments	—	377,074	—	377,074

Total Investments	$348,874	$7,100,110	$—	$7,448,984
Forward Foreign Currency Exchange Contracts	$—	$22,682	$—	$22,682

Total	$348,874	$7,122,792	$—	$7,471,666

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(17,344)	$—	$(17,344)
Futures Contracts	(10,938)	—	—	(10,938)

Total	$(10,938)	$(17,344)	$—	$(28,282)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of July 31, 2013 whose fair value was determined using Level 3 inputs. At January 31, 2014, the value of investments transferred between Level 1 and Level 2 during the six months then ended was not significant.

24

Eaton Vance

Hexavest International Equity Fund

January 31, 2014

Officers and Trustees

Officers of Eaton Vance Hexavest International Equity Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Hexavest International Equity Fund

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Allen R. Freedman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Lynn A. Stout

Harriett Tee Taggart

*	Interested Trustee

25

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

26

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This Page Intentionally Left Blank

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Sub-Adviser

Hexavest Inc.

1250 René Lévesque Blvd. West, Suite 4200

Montréal, Québec

Canada   H3B 4W8

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Asset Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

7792    1.31.14

Eaton Vance Hexavest U.S. Equity Fund Semiannual Report January 31, 2014

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report January 31, 2014

Eaton Vance

Hexavest U.S. Equity Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Officers and Trustees	20

Important Notices	21

Eaton Vance

Hexavest U.S. Equity Fund

January 31, 2014

Performance1,2

Portfolio Managers Vital Proulx, CFA and Jean-René Adam, CFA, each of Hexavest Inc.

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	08/29/2012	08/29/2012	3.99%	17.02%	—	15.64%
Class A with 5.75% Maximum Sales Charge	—	—	–2.01	10.27	—	10.93
Class I at NAV	08/29/2012	08/29/2012	4.10	17.33	—	15.92
S&P 500 Index	—	—	6.85%	21.52%	19.18%	20.40%

% Total Annual Operating Expense Ratios[3]					Class A	Class I
Gross					13.27%	13.02%
Net					1.22	0.97

Fund Profile

Equity Sector Allocation (% of net assets)4

Top 10 Holdings (% of net assets)5

iShares Core S&P 500 ETF	4.5%
Chevron Corp.	4.1
Microsoft Corp.	3.6
Wal-Mart Stores, Inc.	3.2
Procter & Gamble Co.	3.1
Johnson & Johnson	3.0
Pfizer, Inc.	3.0
Apple, Inc.	2.9
Marathon Petroleum Corp.	2.6
Merck & Co., Inc.	2.6
Total	32.6%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to eatonvance.com.

2

Eaton Vance

Hexavest U.S. Equity Fund

January 31, 2014

Endnotes and Additional Disclosures

[1]

S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 11/30/14. Without the reimbursement, performance would have been lower.

[4]

The Fund may obtain exposure to certain market segments through investments in Exchange-Traded Funds (ETFs). For purposes of the charts, the Fund’s investments in ETFs are included based on the portfolio composition of each ETF.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

Hexavest U.S. Equity Fund

January 31, 2014

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2013 – January 31, 2014).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (8/1/13)	Ending Account Value (1/31/14)	Expenses Paid During Period* (8/1/13 – 1/31/14)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,039.90	$6.17	**	1.20%
Class I	$1,000.00	$1,041.00	$4.89	**	0.95%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.20	$6.11	**	1.20%
Class I	$1,000.00	$1,020.40	$4.84	**	0.95%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2013.

**	Absent an allocation of certain expenses to affiliates, expenses would be higher.

4

Eaton Vance

Hexavest U.S. Equity Fund

January 31, 2014

Portfolio of Investments (Unaudited)

Common Stocks — 89.2%

Security	Shares	Value

Aerospace & Defense — 2.8%
Lockheed Martin Corp.	214	$32,295
Northrop Grumman Corp.	200	23,110

		$55,405

Air Freight & Logistics — 1.9%
FedEx Corp.	282	$37,596

		$37,596

Auto Components — 0.8%
Cooper Tire & Rubber Co.	622	$14,555

		$14,555

Automobiles — 2.9%
Ford Motor Co.	1,820	$27,227
General Motors Co.(1)	802	28,936

		$56,163

Beverages — 2.8%
Coca-Cola Co. (The)	412	$15,582
Molson Coors Brewing Co., Class B	163	8,580
PepsiCo, Inc.	379	30,457

		$54,619

Capital Markets — 0.8%
Goldman Sachs Group, Inc. (The)	27	$4,431
Northern Trust Corp.	186	11,201

		$15,632

Chemicals — 0.9%
LyondellBasell Industries NV, Class A	230	$18,115

		$18,115

Commercial Banks — 4.3%
Fifth Third Bancorp	344	$7,231
PNC Financial Services Group, Inc.	120	9,586
U.S. Bancorp	574	22,805
Wells Fargo & Co.	990	44,886

		$84,508

Communications Equipment — 2.4%
Cisco Systems, Inc.	1,213	$26,577
QUALCOMM, Inc.	276	20,485

		$47,062

Security	Shares	Value

Computers & Peripherals — 3.5%
Apple, Inc.	111	$55,567
Hewlett-Packard Co.	450	13,050

		$68,617

Consumer Finance — 0.6%
Capital One Financial Corp.	76	$5,366
Discover Financial Services	123	6,599

		$11,965

Diversified Financial Services — 3.4%
Bank of America Corp.	450	$7,537
Citigroup, Inc.	206	9,771
JPMorgan Chase & Co.	778	43,070
NASDAQ OMX Group, Inc. (The)	151	5,761

		$66,139

Diversified Telecommunication Services — 5.5%
AT&T, Inc.	1,303	$43,416
BCE, Inc.	434	18,221
CenturyLink, Inc.	536	15,469
Verizon Communications, Inc.	608	29,196

		$106,302

Electric Utilities — 3.9%
American Electric Power Co., Inc.	67	$3,270
Duke Energy Corp.	242	17,090
Edison International	281	13,533
Entergy Corp.	125	7,879
Exelon Corp.	614	17,806
NextEra Energy, Inc.	41	3,769
PPL Corp.	181	5,533
Xcel Energy, Inc.	232	6,707

		$75,587

Energy Equipment & Services — 1.3%
Baker Hughes, Inc.	369	$20,900
Nabors Industries, Ltd.	258	4,407

		$25,307

Food & Staples Retailing — 3.9%
Sysco Corp.	358	$12,559
Wal-Mart Stores, Inc.	836	62,432

		$74,991

Food Products — 1.8%
Archer-Daniels-Midland Co.	508	$20,056
Hormel Foods Corp.	114	5,180
Tyson Foods, Inc., Class A	238	8,901

		$34,137

5	See Notes to Financial Statements.

Eaton Vance

Hexavest U.S. Equity Fund

January 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Health Care Providers & Services — 1.0%
Cardinal Health, Inc.	282	$19,182

		$19,182

Hotels, Restaurants & Leisure — 1.3%
McDonald’s Corp.	263	$24,767

		$24,767

Household Products — 3.4%
Kimberly-Clark Corp.	53	$5,797
Procter & Gamble Co.	779	59,687

		$65,484

Independent Power Producers & Energy Traders — 0.2%
AES Corp. (The)	141	$1,982
Calpine Corp.(1)	104	1,974

		$3,956

Insurance — 2.3%
Aflac, Inc.	224	$14,063
American International Group, Inc.	184	8,824
Assurant, Inc.	62	4,052
MetLife, Inc.	359	17,609

		$44,548

IT Services — 0.8%
Accenture PLC, Class A	124	$9,905
International Business Machines Corp.	36	6,361

		$16,266

Machinery — 1.4%
Cummins, Inc.	78	$9,905
Deere & Co.	195	16,762

		$26,667

Media — 1.0%
Comcast Corp., Class A	179	$9,747
DIRECTV(1)	135	9,373

		$19,120

Metals & Mining — 0.1%
Newmont Mining Corp.	87	$1,879

		$1,879

Security	Shares	Value

Multi-Utilities — 2.3%
Ameren Corp.	258	$9,763
Consolidated Edison, Inc.	218	11,861
DTE Energy Co.	29	1,978
PG&E Corp.	325	13,699
Public Service Enterprise Group, Inc.	230	7,668

		$44,969

Multiline Retail — 0.7%
Family Dollar Stores, Inc.	157	$9,706
Kohl’s Corp.	89	4,506

		$14,212

Oil, Gas & Consumable Fuels — 9.8%
Chevron Corp.	713	$79,592
Exxon Mobil Corp.	537	49,490
Marathon Petroleum Corp.	586	51,011
Occidental Petroleum Corp.	123	10,771

		$190,864

Paper & Forest Products — 0.5%
Domtar Corp.	91	$9,774

		$9,774

Pharmaceuticals — 11.6%
AbbVie, Inc.	263	$12,947
Eli Lilly & Co.	872	47,097
Johnson & Johnson	664	58,744
Merck & Co., Inc.	943	49,951
Pfizer, Inc.	1,903	57,851

		$226,590

Semiconductors & Semiconductor Equipment —2.0%
Broadcom Corp., Class A	216	$6,428
Intel Corp.	1,333	32,712

		$39,140

Software — 5.8%
Microsoft Corp.	1,859	$70,363
Oracle Corp.	1,152	42,509

		$112,872

Specialty Retail — 0.2%
Dick’s Sporting Goods, Inc.	89	$4,672

		$4,672

6	See Notes to Financial Statements.

Eaton Vance

Hexavest U.S. Equity Fund

January 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Textiles, Apparel & Luxury Goods — 0.2%
Coach, Inc.	78	$3,735

		$3,735

Wireless Telecommunication Services — 1.1%
T-Mobile US, Inc.(1)	676	$20,665

		$20,665

Total Common Stocks (identified cost $1,581,008)		$1,736,062

Exchange-Traded Funds — 7.1%

Security	Shares	Value

Equity Funds — 7.1%
Financial Select Sector SPDR Fund (The)	976	$20,554
iShares Core S&P 500 ETF	487	87,222
SPDR S&P 500 ETF Trust	176	31,360

Total Exchange-Traded Funds (identified cost $137,000)		$139,136

Short-Term Investments — 5.1%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.13%(2)	$99	$99,287

Total Short-Term Investments (identified cost $99,287)		$99,287

Total Investments — 101.4% (identified cost $1,817,295)		$1,974,485

Other Assets, Less Liabilities — (1.4)%		$(27,916)

Net Assets — 100.0%		$1,946,569

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2014.

7	See Notes to Financial Statements.

Eaton Vance

Hexavest U.S. Equity Fund

January 31, 2014

Statement of Assets and Liabilities (Unaudited)

Assets	January 31, 2014
Unaffiliated investments, at value (identified cost, $1,718,008)	$1,875,198
Affiliated investment, at value (identified cost, $99,287)	99,287
Foreign currency, at value (identified cost, $6,744)	6,460
Dividends receivable	2,062
Interest receivable from affiliated investment	11
Receivable for investments sold	41,210
Receivable for Fund shares sold	3,232
Receivable for open forward foreign currency exchange contracts	1,048
Total assets	$2,028,508

Liabilities
Payable for investments purchased	$46,697
Payable for open forward foreign currency exchange contracts	298
Payable to affiliates:
Investment adviser and administration fee	1,183
Distribution and service fees	38
Other	1,265
Accrued expenses	32,458
Total liabilities	$81,939
Net Assets	$1,946,569

Sources of Net Assets
Paid-in capital	$1,787,026
Accumulated net realized gain	1,712
Accumulated undistributed net investment income	175
Net unrealized appreciation	157,656
Net Assets	$1,946,569

Class A Shares
Net Assets	$169,702
Shares Outstanding	14,896
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$11.39
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$12.08

Class I Shares
Net Assets	$1,776,867
Shares Outstanding	155,694
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$11.41

On sales of $50,000 or more, the offering price of Class A shares is reduced.

8

Eaton Vance

Hexavest U.S. Equity Fund

January 31, 2014

Statement of Operations (Unaudited)

Six Months Ended January 31, 2014
Investment Income
Dividends (net of foreign taxes, $130)	$23,585
Interest allocated from affiliated investment	61
Expenses allocated from affiliated investment	(7)
Total investment income	$23,639

Expenses
Investment adviser and administration fee	$6,630
Distribution and service fees
Class A	192
Trustees’ fees and expenses	292
Custodian fee	13,176
Transfer and dividend disbursing agent fees	387
Legal and accounting services	16,459
Printing and postage	4,803
Registration fees	17,432
Miscellaneous	5,132
Total expenses	$64,503
Deduct —
Allocation of expenses to affiliates	$55,314
Total expense reductions	$55,314

Net expenses	$9,189

Net investment income	$14,450

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$19,726
Investment transactions allocated from affiliated investment	1
Foreign currency and forward foreign currency exchange contract transactions	562
Net realized gain	$20,289
Change in unrealized appreciation (depreciation) —
Investments	$38,798
Foreign currency and forward foreign currency exchange contracts	127
Net change in unrealized appreciation (depreciation)	$38,925

Net realized and unrealized gain	$59,214

Net increase in net assets from operations	$73,664

9

Eaton Vance

Hexavest U.S. Equity Fund

January 31, 2014

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended January 31, 2014 (Unaudited)	Period Ended July 31, 2013(1)
From operations —
Net investment income	$14,450	$19,625
Net realized gain from investment, foreign currency and forward foreign currency exchange contract transactions	20,289	68,101
Net change in unrealized appreciation (depreciation) from investments, foreign currency and forward foreign currency exchange contracts	38,925	118,731
Net increase in net assets from operations	$73,664	$206,457
Distributions to shareholders —
From net investment income
Class A	$(2,247)	$(178)
Class I	(25,828)	(18,374)
From net realized gain
Class A	(7,229)	(24)
Class I	(76,803)	(2,396)
Total distributions to shareholders	$(112,107)	$(20,972)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$111,638	$50,683
Class I	241,806	1,519,043
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	8,608	—
Class I	35,400	—
Cost of shares redeemed
Class A	(914)	(1,709)
Class I	(141,441)	(23,587)
Net increase in net assets from Fund share transactions	$255,097	$1,544,430

Net increase in net assets	$216,654	$1,729,915

Net Assets
At beginning of period	$1,729,915	$—
At end of period	$1,946,569	$1,729,915

Accumulated undistributed net investment income included in net assets
At end of period	$175	$13,800

(1)	For the period from the start of business, August 29, 2012, to July 31, 2013.

10	See Notes to Financial Statements.

Eaton Vance

Hexavest U.S. Equity Fund

January 31, 2014

Financial Highlights

	Class A
	Six Months Ended January 31, 2014 (Unaudited)		Period Ended July 31, 2013(1)
Net asset value — Beginning of period	$11.590		$10.000

Income (Loss) From Operations
Net investment income(2)	$0.072		$0.147
Net realized and unrealized gain	0.394		1.645

Total income from operations	$0.466		$1.792

Less Distributions
From net investment income	$(0.158)		$(0.178)
From net realized gain	(0.508)		(0.024)

Total distributions	$(0.666)		$(0.202)

Net asset value — End of period	$11.390		$11.590

Total Return(3)	3.99	%(4)	18.27	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$170		$53
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.20	%(6)	1.20	%(6)
Net investment income	1.22	%(6)	1.45	%(6)
Portfolio Turnover	52	%(4)	78	%(4)

(1)	For the period from the start of business, August 29, 2012, to July 31, 2013.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)

The investment advisor, sub-adviser and administrator reimbursed certain operating expenses (equal to 5.84% and 12.05% of average daily net assets for the six months ended January 31, 2014 and the period from the start of business, August 29, 2012, to July 31, 2013, respectively). Absent these reimbursements, total return would be lower.

(6)	Annualized.

11	See Notes to Financial Statements.

Eaton Vance

Hexavest U.S. Equity Fund

January 31, 2014

Financial Highlights — continued

	Class I
	Six Months Ended January 31, 2014 (Unaudited)		Period Ended July 31, 2013(1)
Net asset value — Beginning of period	$11.610		$10.000

Income (Loss) From Operations
Net investment income(2)	$0.092		$0.172
Net realized and unrealized gain	0.387		1.648

Total income from operations	$0.479		$1.820

Less Distributions
From net investment income	$(0.171)		$(0.186)
From net realized gain	(0.508)		(0.024)

Total distributions	$(0.679)		$(0.210)

Net asset value — End of period	$11.410		$11.610

Total Return(3)	4.10	%(4)	18.57	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,777		$1,677
Ratios (as a percentage of average daily net assets):
Expenses(5)	0.95	%(6)	0.96	%(6)
Net investment income	1.55	%(6)	1.75	%(6)
Portfolio Turnover	52	%(4)	78	%(4)

(1)	For the period from the start of business, August 29, 2012, to July 31, 2013.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)

The investment advisor, sub-adviser and administrator reimbursed certain operating expenses (equal to 5.84% and 12.05% of average daily net assets for the six months ended January 31, 2014 and the period from the start of business, August 29, 2012, to July 31, 2013, respectively). Absent these reimbursements, total return would be lower.

(6)	Annualized.

12	See Notes to Financial Statements.

Eaton Vance

Hexavest U.S. Equity Fund

January 31, 2014

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Hexavest U.S. Equity Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is long-term capital appreciation. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Debt Obligations. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade.

Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the markets in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

13

Eaton Vance

Hexavest U.S. Equity Fund

January 31, 2014

Notes to Financial Statements (Unaudited) — continued

As of January 31, 2014, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

J  Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K  Interim Financial Statements — The interim financial statements relating to January 31, 2014 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to make one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute at least annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.70% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the six months ended January 31, 2014, the investment adviser and administration fee amounted to $6,630 or 0.70% (annualized) of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Hexavest Inc. (Hexavest), an affiliate of EVM and a registered investment adviser. EVM pays Hexavest a portion of its advisory

14

Eaton Vance

Hexavest U.S. Equity Fund

January 31, 2014

Notes to Financial Statements (Unaudited) — continued

and administration fee for sub-advisory services provided to the Fund. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM and Hexavest have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.20% and 0.95% of the Fund’s average daily net assets for Class A and Class I, respectively. This agreement may be changed or terminated after November 30, 2014. Pursuant to this agreement, EVM and Hexavest were allocated $55,314 in total of the Fund’s operating expenses for the six months ended January 31, 2014.

EVM provides sub-transfer agency services to the Fund and receives a fee based upon the actual expenses it incurs in the performance of these services. For the six months ended January 31, 2014, EVM earned $47 in sub-transfer agent fees, which are included in transfer and dividend disbursing agent fees or the Statement of Operations. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received distribution and service fees from Class A shares (see Note 4).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended January 31, 2014, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plan

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended January 31, 2014 amounted to $192 for Class A shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Contingent Deferred Sales Charges

Class A shares may be subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended January 31, 2014, the Fund was informed that EVD received no CDSCs paid by Class A shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $1,101,770 and $934,363, respectively, for the six months ended January 31, 2014.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended January 31, 2014 (Unaudited)	Period Ended July 31, 2013(1)

Sales	9,646	4,738
Issued to shareholders electing to receive payments of distributions in Fund shares	752	—
Redemptions	(80)	(160)

Net increase	10,318	4,578

15

Eaton Vance

Hexavest U.S. Equity Fund

January 31, 2014

Notes to Financial Statements (Unaudited) — continued

Class I	Six Months Ended January 31, 2014 (Unaudited)	Period Ended July 31, 2013(1)

Sales	20,127	146,565
Issued to shareholders electing to receive payments of distributions in Fund shares	3,086	—
Redemptions	(12,007)	(2,077)

Net increase	11,206	144,488

(1)	For the period from the start of business, August 29, 2012, to July 31, 2013.

At January 31, 2014, EVM owned 58.6% of the value of the outstanding shares of the Fund.

8  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at January 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,820,334

Gross unrealized appreciation	$185,139
Gross unrealized depreciation	(30,988)

Net unrealized appreciation	$154,151

9  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at January 31, 2014 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

3/19/14	Canadian Dollar 26,019	United States Dollar 24,385	State Street Trust Company Canada	$1,048	$—	$1,048
3/19/14	United States Dollar 6,756	Canadian Dollar 7,200	State Street Trust Company Canada	—	(298)	(298)

				$1,048	$(298)	$750

At January 31, 2014, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objective. For the six months ended January 31, 2014, the Fund entered into forward foreign currency exchange contracts to hedge its exposure to foreign currencies.

16

Eaton Vance

Hexavest U.S. Equity Fund

January 31, 2014

Notes to Financial Statements (Unaudited) — continued

The Fund enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At January 31, 2014, the fair value of derivatives with credit-related contingent features in a net liability position was $298.

The over-the-counter (OTC) derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative counterparty. The ISDA Master Agreement is a bilateral agreement between the Fund and the counterparty that governs certain OTC derivatives and contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the ISDA Master Agreement. Under the ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. The ISDA Master Agreement allows the counterparty to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreement, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.

The collateral requirements for derivatives traded under the ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under the ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to the counterparty is subject to a minimum transfer threshold amount before a transfer is required. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by the counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Portfolio of Investments.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2014 was as follows:

	Fair Value
Derivative	Asset Derivative	Liability Derivative

Forward foreign currency exchange contracts	$1,048(1)	$(298	)(2)

(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized appreciation.
(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized appreciation.

During the current reporting period, the Fund adopted the new disclosure requirements for offsetting assets and liabilities, pursuant to which an entity is required to disclose both gross and net information for assets and liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions that are eligible for offset or subject to an enforceable master netting or similar agreement. The Fund’s derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Fund’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for assets and pledged by the Fund for liabilities as of January 31, 2014.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

State Street Trust Company Canada	$1,048	$(298)	$—	$—	$750

17

Eaton Vance

Hexavest U.S. Equity Fund

January 31, 2014

Notes to Financial Statements (Unaudited) — continued

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

State Street Trust Company Canada	$(298)	$298	$—	$—	$—

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended January 31, 2014 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Forward foreign currency exchange contracts	$2,010(1)	$418	(2)

(1)	Statement of Operations location: Net realized gain (loss) – Foreign currency and forward foreign currency exchange contract transactions.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Foreign currency and forward foreign currency exchange contracts.

The average notional amount of forward foreign currency exchange contracts outstanding during the six months ended January 31, 2014, which is indicative of the volume of this derivative type, was approximately $183,000.

10  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended January 31, 2014.

11  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

18

Eaton Vance

Hexavest U.S. Equity Fund

January 31, 2014

Notes to Financial Statements (Unaudited) — continued

At January 31, 2014, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks	$1,736,062	$—	$—	$1,736,062
Exchange-Traded Funds	139,136	—	—	139,136
Short-Term Investments	—	99,287	—	99,287

Total Investments	$1,875,198	$99,287	$—	$1,974,485
Forward Foreign Currency Exchange Contracts	$—	$1,048	$—	$1,048

Total	$1,875,198	$100,335	$—	$1,975,533

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(298)	$—	$(298)

Total	$—	$(298)	$—	$(298)

The Fund held no investments or other financial instruments as of July 31, 2013 whose fair value was determined using Level 3 inputs. At January 31, 2014, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

19

Eaton Vance

Hexavest U.S. Equity Fund

January 31, 2014

Officers and Trustees

Officers of Eaton Vance Hexavest U.S. Equity Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Hexavest U.S. Equity Fund

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Allen R. Freedman

Valerie A. Mosley

*Interested	Trustee

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Lynn A. Stout

Harriett Tee Taggart

20

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

21

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Sub-Adviser

Hexavest Inc.

1250 René Lévesque Blvd. West, Suite 4200

Montréal, Québec

Canada   H3B 4W8

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Asset Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

7794 1.31.14

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 13, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 13, 2014

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 13, 2014